UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA Multi-
State Municipal Series Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Arizona - 93.0%	Ak-Chin Indian Community, RB, VRDN, 0.32%, 7/07/09 (a)	$ 400	$ 400,000
	Apache County IDA, Arizona, RB, VRDN, Tucson Electric Power, Series 83A,
	0.44%, 7/07/09 (a)	1,600	1,600,000
	Arizona Health Facilities Authority, Arizona, RB, FLOATS, VRDN, Series 1782,
	0.30%, 7/07/09 (a)(b)	2,700	2,700,000
	Arizona Health Facilities Authority, Arizona, RB, VRDN, Banner Health, Series
	C, 0.35%, 7/07/09 (a)	8,220	8,220,000
	Arizona State Board of Regents, Arizona, RB, VRDN, Refunding, Series B,
	0.16%, 7/07/09 (a)	4,200	4,200,000
	Arizona State Transportation Board, RB, Maricopa County Regional Area Road,
	VRDN, 3.00%, 7/01/10 (a)	2,290	2,349,052
	Casa Grande IDA, Arizona, RB, VRDN, Price Companies Inc. Project, Series A,
	AMT, 0.55%, 7/07/09 (a)	770	770,000
	Chandler IDA Arizona, RB, VRDN, Red Rock Stamping Co. Project, AMT,
	3.45%, 7/07/09 (a)	1,075	1,075,000
	City of Chandler Arizona, GO, VRDN, Series 49TP, 0.25%, 7/07/09 (a)(b)	2,600	2,600,000
	City of Chandler Arizona, IDA, Deutsche Bank, SPEARS/LIFERs Trust, RB,
	SPEARs, Series DBE-150, AMT, VRDN, 0.31%, 7/07/09 (a)(b)	2,000	2,000,000
	City of Mesa Arizona, GO, VRDN, 4.00%, 7/01/10 (a)	4,000	4,133,767
	City of Tempe Arizona, RB, VRDN, 0.25%, 7/07/09 (a)	5,105	5,105,000
	Coconino County Pollution Control Corp., Arizona, RB, VRDN, Arizona Public
	Service Co. Project, AMT, 0.40%, 7/01/09 (a)	895	895,000
	County of Pima Arizona, COP, VRDN, 3.00%, 6/01/10 (a)	4,000	4,063,802
	Maricopa County, Arizona, Unified School District Number 80 (Chandler), GO,
	3.00%, 7/01/09	3,050	3,050,103
	Maricopa County IDA, Arizona, RB, VRDN, Refunding, Las Gardenias
	Apartments, Series A, (FNMA), AMT, 0.40%, 7/07/09 (a)	2,540	2,540,000
	Maricopa County IDA, Arizona, RB, VRDN, Refunding, San Martin Apartments
	Project, Series A-1, (FNMA), AMT, 0.40%, 7/07/09 (a)	2,000	2,000,000
	Maricopa County IDA, Arizona, RB, VRDN, Refunding, Villas Solanas
	Apartments, Series A, (FNMA), AMT, 0.40%, 7/07/09 (a)	6,200	6,200,000
	Phoenix, Arizona, BB&T Municipal Trust, GO, FLOATS, VRDN, Series 2012,
	0.20%, 7/07/09 (a)(b)	3,150	3,150,000
	Phoenix IDA, Arizona, RB, VRDN, Centertree, Series A, Remarketed, AMT,
	0.38%, 7/07/09 (a)	2,810	2,810,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipts
FLOATS	Floating Rate Securities	RB	Revenue Bonds
FNMA	Federal National Mortgage Association	SPEARS	Short Puttable Exempt Adjustable Receipts
GO	General Obligation Bonds	TRAN	Tax Revenue Anticipation Notes
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
IDRB	Industrial Development Revenue Bonds

1

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Phoenix IDA, Arizona, RB, VRDN, Leggett & Platt Inc. Project, AMT,
	0.62%, 7/07/09 (a)	$ 5,170	$ 5,170,000
	Phoenix IDA, Arizona, RB, VRDN, Refunding, Westward Ho Apartments
	Project, Series A, AMT, 0.42%, 7/07/09 (a)	3,155	3,155,000
	Phoenix IDA, Arizona, RB, VRDN, Swift Aviation Services Inc. Project, AMT,
	0.55%, 7/01/09 (a)	1,200	1,200,000
	Pinal County Electric District Number. 3, RB, VRDN, Bank of America,
	Series U-1, 0.85%, 7/07/09 (a)(b)	3,500	3,500,000
	Pima County IDA, IDRB, VRDN, Tucson Electric Power,
	0.25%, 7/07/09 (a)	1,500	1,500,000
	Pima County IDA, RB, VRDN, Housing, Eastside Apartments, Series B, (FNMA),
	AMT, 0.48%, 7/07/09 (a)	1,040	1,040,000
	Pima County IDA, RB, VRDN, Refunding, Brush Wellman Inc. Project,
	0.85%, 7/01/09 (a)	300	300,000
	Salt River Pima-Maricopa Indian Community, RB, VRDN, 0.32%, 7/07/09 (a)	4,285	4,285,000
	Salt River Pima-Maricopa Indian Community, RB, VRDN, 0.32%, 7/07/09 (a)	1,000	1,000,000
	Salt River Project Agricultural Improvement & Power District, RB, Eagle,
	VRDN, Series 2006-0141, Class A, 0.35%, 7/07/09 (a)	2,500	2,500,000
	Salt River Project, Arizona, Agriculture Improvement and Power District,
	Electric System, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN,
	Series 9W, Reg D, 0.30%, 7/07/09 (a)(b)(c)	3,750	3,750,000
	Scottsdale, Arizona, Municipal Property Corporation, Excise Tax, RB, VRDN,
	5.00%, 7/01/09 (a)	2,980	2,980,271
	Scottsdale IDA, Arizona, RB, VRDN, Limited Obligation, Notre Dame School,
	Series A, 0.35%, 7/07/09 (a)	2,066	2,066,000
	Tempe IDA, Arizona, RB, VRDN, ASUF Brickyard Project, Series A,
	0.32%, 7/07/09 (a)	2,270	2,270,000
	Tucson IDA, RB, VRDN, Fluoresco Old Nogales Project, AMT,
	1.50%, 7/07/09 (a)	2,020	2,020,000
	Tucson IDA, RB, VRDN, United Way Capital Corp. Project,
	0.85%, 7/07/09 (a)	2,870	2,870,000
	Yavapai County IDA, Arizona, RB, VRDN, Northern Arizona Healthcare, Series
	B, 0.27%, 7/07/09 (a)	3,500	3,500,000
			102,967,995
Puerto Rico - 5.0%	Commonwealth of Puerto Rico, Revenue Notes, TRAN, Series A3,
	3.00%, 7/30/09	4,000	4,004,409
	Puerto Rico Electric Power Authority, RB, MSTR, VRDN, SGC-36, Class A,
	0.27%, 7/07/09 (a)(b)	1,500	1,500,000
			5,504,409
	Total Investments (Cost - $108,472,404*) - 98.0%		108,472,404
	Other Assets Less Liabilities - 2.0%		2,284,410
	Net Assets - 100.0%		$ 110,756,814

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c) Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2**	$ 108,472,404
Level 3	-
Total	$ 108,472,404

** See above Schedule of Investments for values in each state.

3

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 104.1%	ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Elder Care
	Alliance, 0.22%, 7/07/09 (a)	$ 13,785	$ 13,785,000
	ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Housing, Colma
	Bart Apartments, Series A, AMT, 0.45%, 7/07/09 (a)	10,000	10,000,000
	ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Housing,
	Southport Apartments, Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	19,995	19,995,000
	Acalanes Union High School District, California, GO, BAN,
	Series A, 3.25%, 4/01/10	3,675	3,740,841
	Alameda, California, Unified School District, BB&T Municipal Trust,
	GO, FLOATS, VRDN, Series 2049, (FSA),
	0.22%, 7/07/09 (a)(b)	8,000	8,000,000
	Anaheim, California, Public Financing Authority, Deutsche Bank
	SPEARs/LIFERs Trust, RB, VRDN, SPEARs, Series DB-665,
	0.22%, 7/07/09 (a)(b)	10,405	10,405,000
	Azusa, California, Public Financing Authority, Deutsche Bank
	SPEARs/LIFERs Trust, RB, VRDN, SPEARs Series DB-561, (FSA),
	0.30%, 7/07/09 (a)(b)	1,105	1,105,000
	Bay Area Toll Authority, RB, VRDN Bay Area, G3, Remarketed,
	0.35%, 7/07/09 (a)	32,000	32,000,000
	Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area, Series B
	1, 0.25%, 7/07/09 (a)	24,595	24,595,000
	Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area, Series
	C-1, Remarketed, 0.25%, 7/07/09 (a)	21,000	21,000,000
	Big Bear Lake California, RB, Southwest Gas Corp. Project, VRDN,
	Series A, AMT, 0.27%, 7/07/09 (a)	5,400	5,400,000
	Butte County Board of Education, GO, TRAN, 3.00%, 8/28/09	5,300	5,311,463
	California Alternative Energy Source Financing Authority,
	California, RB, Refunding, GE Capital Corp., Arroyo, VRDN, Series
	B, AMT, 0.33%, 7/07/09 (a)	21,180	21,180,000
	California Communities Note Program, Revenue Notes, VRDN,
	Series A5 (Tulare County), 2.00%, 6/30/10 (a)	24,000	24,349,920
	California Educational Facilities Authority, RB, PUTTERS, VRDN,
	Series 2495, 0.23%, 7/07/09 (a)(b)	1,595	1,595,000
	California Educational Facilities Authority, RB, VRDN, Life
	Chiropractic College, 0.12%, 7/07/09 (a)	9,800	9,800,000
	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AGC	Assured Guaranty Corp.	LIFERS	Long Inverse Floating Exempt Receipts
AMBAC	American Municipal Bond Assurance Corp.	M/F	Multi-Family
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance
BAN	Bond Anticipation Notes		(National Public Finance Guaranty Corp.)
BHAC	Berkshire Hathaway Assurance Corp.	MSTR	Municipal Securities Trust Receipts
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	PUTTERS	Puttable Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
FNMA	Federal National Mortgage Association	SPEARS	Short Puttable Exempt Adjustable
FSA	Financial Security Assurance Inc.		Receipts
GO	General Obligation Bonds	TAN	Tax Anticipation Notes
HFA	Housing Finance Agency	TECP	Tax-Exempt Commercial Paper
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
		VRDN	Variable Rate Demand Notes

1

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
California Educational Facilities Authority, RB, VRDN, Loyola
Marymount University, 0.50%, 7/07/09 (a)	$ 8,100	$ 8,100,000
California Educational Facilities Authority, TECP, 0.53%, 11/02/09	12,200	12,200,000
California, GO, Eclipse Funding Trust, GO, 2005-0004 Solar Eclipse,
California, VRDN, 0.17%, 7/07/09 (a)(b)	17,710	17,710,000
California HFA, RB, VRDN, Home Mortgage, Series B, AMT, 0.25%,
7/07/09 (a)	11,415	11,415,000
California HFA, RB, VRDN, Home Mortgage, Series D, AMT, 1.10%,
7/07/09 (a)	11,200	11,200,000
California HFA, RB, VRDN, Home Mortgage, Series E-1, AMT, 0.45%,
7/07/09 (a)	20,000	20,000,000
California HFA, RB, VRDN, Home Mortgage, Series F, AMT, 0.24%,
7/07/09 (a)	13,520	13,520,000
California HFA, RB, VRDN, M/F, Housing, Series A, AMT, 1.75%,
7/01/09 (a)	46,005	46,005,000
California HFA, RB, VRDN, M/F, Housing, Series C, AMT, 1.00%,
7/07/09 (a)	25,650	25,650,000
California HFA, RB, VRDN, M/F, Series G, AMT,
1.00%, 7/07/09 (a)	13,690	13,690,000
California HFA, RB, VRDN, Series Q, AMT, 0.79%, 7/07/09 (a)	12,975	12,975,000
California Infrastructure & Economic Development Bank, RB, VRDN,
J Paul, Series A-2, Remarketed, 0.50%, 4/01/10 (a)	7,200	7,200,000
California Infrastructure & Economic Development Bank, RB, VRDN,
Refunding, Pacific Gas & Electric, AMT, 0.18%, 7/07/09 (a)	24,775	24,775,000
California Infrastructure & Economic Development Bank, RB, VRDN,
San Francisco Ballet, 0.20%, 7/01/09 (a)	24,050	24,050,000
California Infrastructure & Economic Development Bank, TECP,
0.25%, 8/11/09	5,000	5,000,000
California Municipal Finance Authority, RB, VRDN, Waste
Management Inc. Project, Series A, AMT, 0.35%, 7/07/09 (a)	5,000	5,000,000
California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric), VRDN, Series F, 0.15%, 7/01/09 (a)	17,000	17,000,000
California Pollution Control Financing Authority, RB, Resource
Recovery, Wadham Energy, VRDN, Series C, AMT, 0.26%,
7/07/09 (a)	2,300	2,300,000
California Pollution Control Financing Authority, RB, VRDN,
Browning Ferris Industries, Series A, AMT, 0.30%, 7/07/09 (a)	9,600	9,600,000
California Pollution Control Financing Authority, RB, VRDN, Burrtec
Waste Group, Series A, AMT, 0.46%, 7/07/09 (a)	8,500	8,500,000
California Pollution Control Financing Authority, RB, VRDN, EDCO
Disposal Corp. Project, Series A, AMT, 0.46%, 7/07/09 (a)	7,990	7,990,000
California Pollution Control Financing Authority, RB, VRDN, Sierra
Pacific Industries Inc. Project, AMT, 0.25%, 7/07/09 (a)	8,675	8,675,000
California Pollution Control Financing Authority, RB, VRDN, South
Tahoe Refuse Project, Series A, AMT, 0.55%, 7/07/09 (a)	5,535	5,535,000
California Pollution Control Financing Authority, TECP,
0.35%, 10/01/09	13,750	13,750,000
California School Cash Reserve Program Authority, California,
Revenue Notes, Senior, 2009-10, VRDN, Series A,
2.50%, 7/01/10 (a)	60,000	61,117,200

2

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
California State Department of Water Resources, Power Supply
Refunding RB, VRDN, Sub-Series F-4, 0.15%, 7/01/09 (a)	$ 11,000	$ 11,000,000
California State Department of Water Resources, Power Supply
Refunding RB, VRDN, Sub-Series J-1, 0.15%, 7/01/09 (a)	11,000	11,000,000
California State Department of Water Resources, RB, VRDN,
Series C-1, 0.60%, 7/07/09 (a)	49,100	49,100,000
California State Department of Water Resources, RB, VRDN,
Series C-14, 0.25%, 7/07/09 (a)	20,000	20,000,000
California State Department of Water Resources, RB, VRDN,
Sub-Series G-2, 0.20%, 7/07/09 (a)	6,070	6,070,000
California State Enterprise Development Authority, RB, VRDN,
Evapco Project, AMT, 0.43%, 7/07/09 (a)	6,000	6,000,000
California Statewide Communities Development Authority, RB,
FLOATS, VRDN, Series 2635, (BHAC), 0.25%, 7/07/09 (a)(b)	6,605	6,605,000
California Statewide Communities Development Authority, RB, Housing,
Kimberly Woods, VRDN, Series B, (FNMA), AMT, 0.30%, 7/07/09 (a)	4,200	4,200,000
California Statewide Communities Development Authority, RB,
Housing, Knolls at Green Valley, VRDN, Series FF, (FNMA),
AMT, 0.30%, 7/07/09 (a)	13,205	13,205,000
California Statewide Communities Development Authority, RB,
Housing, Series Canyon Creek Apartments, VRDN, Series C, (FNMA),
AMT, 0.30%, 7/07/09 (a)	21,500	21,500,000
California Statewide Communities Development Authority, RB,
PUTTERS, VRDN, Series 1358, AMT, 0.50%, 7/07/09 (a)(b)	27,420	27,420,000
California Statewide Communities Development Authority, RB,
PUTTERS, VRDN, Series 2680, 0.45%, 7/07/09 (a)(b)	16,700	16,700,000
California Statewide Communities Development Authority, RB,
VRDN, Housing, Crossings Senior Apartments, Series I, AMT,
0.37%, 7/07/09 (a)	16,285	16,285,000
California Statewide Communities Development Authority, RB,
VRDN, Housing, Greentree Senior Apartments Project, Series P,
(FNMA), AMT, 0.34%, 7/07/09 (a)	7,350	7,350,000
California Statewide Communities Development Authority, RB,
VRDN, Housing, Hallmark Housing Apartments, Series ZZ, (FNMA),
AMT, 0.30%, 7/07/09 (a)	6,420	6,420,000
California Statewide Communities Development Authority, RB,
VRDN, Housing, Hermosa Vista Apartments, Series XX, (FNMA),
AMT, 0.30%, 7/07/09 (a)	6,700	6,700,000
California Statewide Communities Development Authority, RB,
VRDN, Housing, Las Flores Village Apartments, Series JJ, AMT,
0.22%, 7/07/09 (a)	13,500	13,500,000
California Statewide Communities Development Authority, RB,
VRDN, Housing, Oakmont Chino Hills, Series P, (FNMA), AMT,
0.30%, 7/07/09 (a)	10,100	10,100,000
California Statewide Communities Development Authority, RB,
VRDN, Housing, Oakmont of Alameda, Series WW, (FNMA),
AMT, 0.30%, 7/07/09 (a)	12,680	12,680,000

3

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
California Statewide Communities Development Authority, RB,
VRDN, Housing, Second Street Senior Apartments, Series TT,
(FNMA), AMT, 0.30%, 7/07/09 (a)	$ 2,255	$ 2,255,000
California Statewide Communities Development Authority, RB,
VRDN, Housing, Vineyard Creek, Series W, (FNMA), AMT,
0.30%, 7/07/09 (a)	23,500	23,500,000
California Statewide Communities Development Authority, RB,
VRDN, Kaiser Permanente, Series C-3, 0.22%, 7/07/09 (a)	20,000	20,000,000
California Statewide Communities Development Authority, RB,
VRDN, Rady Children's Hospital, Series A, 0.42%, 7/07/09 (a)	6,200	6,200,000
California Statewide Communities Development Authority, RB,
VRDN, Refunding, Retirement Housing Foundation,
0.22%, 7/07/09 (a)	6,100	6,100,000
California Statewide Communities Development Authority, RB,
VRDN, Senior, Presbyterian Homes, Series B, 0.22%, 7/07/09 (a)	3,500	3,500,000
California Statewide Communities Development Authority, RB,
VRDN, Westgate Pasadena Apartments, Series G, AMT,
0.28%, 7/07/09 (a)	117,250	117,250,000
California Statewide Communities Development Authority, TECP,
0.20%, 7/01/09	18,250	18,250,000
Carlsbad California, RB, VRDN, The Greens Apartments, Series A,
AMT, 0.49%, 7/07/09 (a)	14,015	14,015,000
Contra Costa County, California, RB, Pleasant Hill Bart Transit,
VRDN, Series A, AMT, 0.30%, 7/07/09 (a)	30,000	30,000,000
Contra Costa County, California, RB, VRDN, Creekview Apartments,
Series B, (FHLMC), AMT, 0.30%, 7/07/09 (a)	17,700	17,700,000
East Bay Municipal Utility District, California, TECP, 0.35%, 7/06/09	13,900	13,900,000
East Bay Municipal Utility District, California, TECP, 0.35%, 9/10/09	16,500	16,500,000
East Bay Municipal Utility District, RB, ROCS, VRDN, Series II 2007-
0072, (AMBAC), 0.35%, 7/07/09 (a)(b)	4,720	4,720,000
East Bay Municipal Utility District, RB, Refunding, VRDN, Sub-Series
B, (FSA), 0.60%, 7/07/09 (a)	22,095	22,095,000
East Bay Municipal Utility District, RB, VRDN, Refunding, Sub-Series
A-1, 0.35%, 7/01/09 (a)	39,370	39,370,000
East Bay Municipal Utility District, RB, VRDN, Refunding, Sub-Series
A-2, 0.60%, 7/07/09 (a)	19,690	19,690,000
East Bay Municipal Utility District, RB, VRDN, Refunding, Sub-Series
A-2, 0.75%, 7/07/09 (a)	7,575	7,575,000
East Bay Municipal Utility District, RB, VRDN, Refunding, Sub-Series
A-3, 0.75%, 7/07/09 (a)	7,580	7,580,000
Eastern Municipal Water District, California, RB, VRDN, Refunding,
Series C, 0.16%, 7/07/09 (a)	4,780	4,780,000
Elsinore Valley, California, Eclipse Funding Trust, COP, 2007-0069,
Solar Eclipse, VRDN, 0.11%, 8/07/09 (a)(b)	9,430	9,430,000
Elsinore Valley Municipal Water District, California, COP, VRDN,
Refunding, Series B, 0.43%, 7/07/09 (a)	4,000	4,000,000

4

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Fremont Union High School District, Santa Clara County California,
Notes, TRAN, 2.75%, 7/23/09	$ 9,200	$ 9,206,790
Golden Empire Schools Financing Authority, California, Revenue
Notes, Refunding, Kern High School District Projects, VRDN,
2.50%, 5/01/10 (a)	20,100	20,100,000
Golden State Tobacco Securitization Corporation of California,
Deutsche Bank SPEARs/LIFERs Trust, RB, VRDN, SPEARs, Series DBE-
625, (AMBAC), 0.22%, 7/07/09 (a)(b)	12,530	12,530,000
Golden State Tobacco Securitization Corp., California, RB, FLOATS,
VRDN, Series 2040, 0.45%, 7/07/09 (a)(b)	10,000	10,000,000
Golden State Tobacco Securitization Corp., California, RB, FLOATS,
VRDN, Series 2448, 0.45%, 7/07/09 (a)(b)	11,000	11,000,000
Golden State Tobacco Securitization Corp., California, RB, FLOATS,
VRDN, Series 2911, (AMBAC), 0.30%, 7/07/09 (a)(b)	18,375	18,375,000
Loma Linda, California, RB, VRDN, Refunding, Housing, Loma Linda
Springs, (FNMA), AMT, 0.34%, 7/07/09 (a)	19,430	19,430,000
Los Angeles Community College District, California, GO, Eagle,
VRDN, Series 2008-0057, Class A, 0.30%, 7/07/09 (a)(c)	5,000	5,000,000
Los Angeles Community Redevelopment Agency, California, RB,
VRDN, Hollywood & Vine Apartments, Series A, (FNMA), AMT,
0.30%, 7/07/09 (a)	99,400	99,400,000
Los Angeles County, California, Revenue Notes, TRAN, Series A,
2.50%, 6/30/10	60,000	61,008,600
Los Angeles County Schools, California, GO, TRAN, Series A,
2.50%, 6/30/10	15,900	16,159,329
Los Angeles Department of Water & Power, RB, Eagle, VRDN,
Series 2006-0010, Class A, (FSA), 0.35%, 7/07/09 (a)	13,000	13,000,000
Los Angeles Department of Water & Power, RB, FLOATS, VRDN,
Series 1103, 0.27%, 7/07/09 (a)(b)	3,280	3,280,000
Los Angeles Department of Water & Power, RB, ROCS, VRDN, Series
II R-11625, (BHAC), 0.30%, 7/07/09 (a)(b)(c)	7,000	7,000,000
Los Angeles Unified School District, California, COP, VRDN,
Administration Building Project, A, 0.17%, 7/07/09 (a)	10,930	10,930,000
Los Angeles Unified School District, California, GO, TRAN,
Series A, 3.00%, 7/30/09	72,500	72,587,060
Metropolitan Water District of Southern California, RB, VRDN,
Refunding, Series A-1, 0.25%, 7/07/09 (a)	47,000	47,000,000
Metropolitan Water District of Southern California, RB, VRDN,
Refunding, Series C, 0.75%, 7/07/09 (a)	28,095	28,095,000
Milpitas, California, RB, VRDN, Housing, Crossing at Montague,
Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	20,000	20,000,000
Modesto Irrigation District Financing Authority, RB, MSTR, SGC-44,
Class A, (MBIA), VRDN, 0.27%, 7/07/09 (a)(b)	9,845	9,845,000
Orange County Sanitation District, COP, FLOATS, VRDN,
Series 2928, 0.27%, 7/07/09 (a)(b)	5,885	5,885,000

5

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Orange County Sanitation District, COP, ROCS, VRDN, Series II R-
11736, 0.30%, 7/07/09 (a)(b)(c)	$ 8,850	$ 8,850,000
Pleasanton, California, RB, VRDN, Assisted Living Facilities
Financing, 0.17%, 7/07/09 (a)	17,200	17,200,000
Regional Airports Improvement Corp., California, RB, VRDN, Los
Angeles International Airport, AMT, 0.27%, 7/01/09 (a)	13,600	13,600,000
Riverside, California, RB, VRDN, Refunding, Series A,
0.17%, 7/07/09 (a)	9,515	9,515,000
Riverside County IDA, California, RB, VRDN, Universal Forest
Products, AMT, 0.37%, 7/07/09 (a)	3,300	3,300,000
Sacramento County, California, Deutsche Bank SPEARs/LIFERs
Trust, RB, VRDN, SPEARs, Series DB-646, AMT,
0.35%, 7/07/09 (a)(b)	92,740	92,740,000
Sacramento County, California, GO, TRAN, 2.50%, 8/07/09	80,000	80,074,661
Sacramento Housing Authority, RB, Housing, Lofts at Natomas
Apartments, VRDN, Series F, (FNMA), AMT, 0.30%, 7/07/09 (a)	19,190	19,190,000
Sacramento Housing Authority, RB, VRDN, Housing, Greenfair
Apartments, Series G, AMT, 0.37%, 7/07/09 (a)	11,000	11,000,000
Sacramento Regional County Sanitation District, RB, MSTR, SGC-47
Class A, (FGIC), VRDN, 0.27%, 7/07/09 (a)(b)	13,650	13,650,000
Sacramento Regional County Sanitation District, RB, MSTR, SGC-49
Class A, (FGIC), VRDN, 0.27%, 7/07/09 (a)(b)(c)	2,500	2,500,000
Sacramento Suburban Water District, COP, Refunding, VRDN,
Series A, 0.28%, 7/07/09 (a)	6,000	6,000,000
San Bernardino County, California, Notes, TRAN, 2.00%, 6/30/10	20,000	20,317,800
San Bernardino Flood Control District, RB, VRDN, Refunding,
0.25%, 7/07/09 (a)	5,500	5,500,000
San Diego, California, Unified School District, GO, TRAN,
3.00%, 7/01/09	11,600	11,600,428
San Diego County Regional Transportation Commission, RB, VRDN,
Limited Tax, Series C, 0.60%, 7/07/09 (a)	14,785	14,785,000
San Diego County Regional Transportation Commission, RB, VRDN,
Limited Tax, Series D, 0.70%, 7/07/09 (a)	18,630	18,630,000
San Diego Housing Authority, California, RB, VRDN, Bay Vista
Apartments Project, Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	4,800	4,800,000
San Diego Housing Authority, California, RB, VRDN, Studio 15,
Series B, AMT, 0.40%, 7/07/09 (a)	3,000	3,000,000
San Francisco City & County Airports Commission, RB, VRDN,
Refunding, Second Series 37C, Remarketed, (FSA), 1.00%, 7/07/09 (a)	26,600	26,600,000
San Francisco City & County Redevelopment Agency, RB, 3rd,
Mission, Series C Remarketed, (FNMA), AMT, VRDN,
0.25%, 7/07/09 (a)	15,000	15,000,000
San Francisco City & County Redevelopment Agency, RB, VRDN,
Refunding, Housing, Fillmore Center, Series B-2, (FHLMC), AMT,
0.37%, 7/07/09 (a)	6,750	6,750,000
San Jose, California, Deutsche Bank SPEARs/LIFERs Trust, RB,
VRDN, SPEARs, Series DB-480, (AMBAC), AMT,
0.25%, 7/07/09 (a)(b)	9,880	9,880,000
San Jose, California, Deutsche Bank SPEARs/LIFERs Trust, RB,
VRDN, SPEARS, Series DB-484, (AMBAC), AMT,
0.25%, 7/07/09 (a)(b)	20,870	20,870,000

6

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
San Jose, California, Deutsche Bank SPEARs/LIFERs Trust, RB,
VRDN, SPEARs, Series DBE-544, (AMBAC), AMT,
0.25%, 7/07/09 (a)(b)	$ 9,065	$ 9,065,000
San Jose, California, RB, ROCS, VRDN, Series II R-10364, AMT,
(BHAC), 0.51%, 7/07/09 (a)(b)(c)	5,445	5,445,000
San Jose, California, RB, VRDN, Carlton, Series A, Remarketed,
(FNMA), AMT, 0.34%, 7/07/09 (a)	12,000	12,000,000
San Jose, California, RB, VRDN, Refunding, Series Almaden Lake
Village Apartments, Series A, (FNMA), AMT, 0.42%, 7/07/09 (a)	2,000	2,000,000
San Jose, California, RB, VRDN, Siena, Remarketed, (FHLMC), AMT,
0.30%, 7/07/09 (a)	49,500	49,500,000
San Jose, California, TECP, 1.83%, 7/02/09	21,596	21,596,000
San Jose Financing Authority, RB, ROCS, VRDN, Series II, R-11629,
(BHAC), 0.30%, 7/07/09 (a)(b)(c)	25,960	25,960,000
San Marcos, California, Eclipse Funding Trust, TAN, 2006-0044,
Solar Eclipse, California, VRDN, 0.17%, 7/07/09 (a)(b)	12,520	12,520,000
San Mateo Foster City School District, California, GO, BAN,
1.75%, 3/01/10	13,600	13,696,535
Santa Clara Unified School District, California, GO, TRAN,
1.50%, 6/30/10	9,500	9,601,840
Santa Rosa, California, RB, Crossings at Santa Rosa, VRDN, Series A,
AMT, 0.37%, 7/07/09 (a)	9,000	9,000,000
Semitropic Improvement District, RB, VRDN, Series A,
0.13%, 7/07/09 (a)	35,200	35,200,000
Simi Valley, California, RB, VRDN, Parker Ranch Project, Series A,
(FNMA), AMT, 0.30%, 7/07/09 (a)	12,500	12,500,000
Simi Valley, California, RB, VRDN, Shadowridge Apartments,
(FHLMC), AMT, 0.30%, 7/07/09 (a)	19,100	19,100,000
Sonoma County, California, Eclipse Funding Trust, GO, Solar,
VRDN, Series 2006-0014, (FSA), 0.17%, 7/07/09 (a)(b)	6,920	6,920,000
South Placer Wastewater Authority, California, RB, VRDN,
Refunding, Series A, 0.34%, 7/07/09 (a)	11,600	11,600,000
Southern California Public Power Authority, RB, VRDN,
0.13%, 7/07/09 (a)	7,200	7,200,000
State of California, GO, VRDN, 5.75%, 3/01/10 (a)(d)	3,000	3,137,108
State of California, GO, Daily, Kindergarten, University, VRDN,
Series A-5, 0.30%, 7/01/09 (a)	17,425	17,425,000
State of California, GO, FLOATS, VRDN, Series 2178,
0.29%, 7/07/09 (a)(b)	13,042	13,042,000
State of California, GO, FLOATS, VRDN, Series 2661,
0.29%, 7/07/09 (a)(b)	7,702	7,701,500
State of California, GO, FLOATS, VRDN, Series 2813,
0.45%, 7/07/09 (a)(b)	5,200	5,200,000
State of California, GO, FLOATS, VRDN, Series A-2,
0.35%, 7/01/09 (a)(b)	30,100	30,100,000
State of California, GO, FLOATS, VRDN, Series A-3,
0.37%, 7/01/09 (a)(b)	44,200	44,200,000
State of California, GO, MSTR, VRDN, Series SGA 7, (FSA),
1.31%, 7/07/09 (a)(b)	915	915,000

7

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	State of California, GO, Prerefunded, (FGIC), VRDN,
	5.88%, 10/01/09 (a)(d)	$ 3,075	$ 3,113,822
	State of California, GO, Prerefunded, VRDN,
	5.75%, 12/01/09 (a)(d)	8,720	8,887,962
	State of California, GO, ROCS, VRDN, Series II-R-622PB, (BHAC),
	0.45%, 7/07/09 (a)(b)	2,440	2,440,000
	State of California, GO, ROCS, VRDN, Series II, R-846, (BHAC),
	0.40%, 7/07/09 (a)(b)	15,055	15,055,000
	State of California, GO, VRDN, Series C-11, 0.15%, 7/07/09 (a)	9,800	9,800,000
	State of California, GO, Weekly, Kindergarten, University Pub,
	VRDN, Series A-7, 0.20%, 7/07/09 (a)	26,290	26,290,000
	State of California, GO, Weekly, Kindergarten, University Pub,
	VRDN, Series A-8, 0.25%, 7/07/09 (a)	8,000	8,000,000
	State of California, GO, Weekly, Kindergarten, University Pub,
	VRDN, Series B-6, 0.19%, 7/07/09 (a)	6,400	6,400,000
	Sunnyvale, California, COP, VRDN, Refunding, Government Center
	Site, Series A, 0.30%, 7/07/09 (a)	5,000	5,000,000
	University of California, RB, Eagle, Series 2005-0006, Class A,
	(FSA), VRDN, 0.35%, 7/07/09 (a)	2,445	2,445,000
	University of California, RB, PUTTERS, VRDN, Series 1231, (MBIA),
	0.55%, 7/07/09 (a)(b)	20,715	20,715,000
	University of California, RB, PUTTERS, VRDN, Series 2475, 0.23%,
	7/07/09 (a)(b)	520	520,000
	University of California, TECP, 0.35%, 9/09/09	28,000	28,000,000
	University of California, TECP, 0.30%, 9/10/09	26,800	26,800,000
	Val Verde Unified School District, California, COP, VRDN,
	Refunding, Series A, 0.25%, 7/07/09 (a)	7,200	7,200,000
	Yuba Community College District, California, Notes, TRAN,
	3.00%, 9/10/09	7,500	7,519,795
			2,777,460,654
Puerto Rico - 0.6%	Commonwealth of Puerto Rico, GO, PUTTERS, Series 204, (FSA),
	VRDN, 0.85%, 7/07/09 (a)(b)	7,060	7,060,000
	Puerto Rico Commonwealth Highway and Transportation Authority,
	BB&T Municipal Trust, RB, FLOATS, VRDN, Series 2035, (AGC),
	0.22%, 7/07/09 (a)(b)	7,765	7,765,000
			14,825,000
	Total Investments (Cost - $2,792,285,654*) - 104.7%		2,792,285,654
	Liabilities in Excess of Other Assets - (4.7)%		(124,757,477)
	Net Assets - 100.0%	$ 2,667,528,177

8

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2009 (Unaudited)

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demands.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the
Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2**	$ 2,792,285,654
Level 3	-
Total	$ 2,792,285,654

**See above Schedule of Investments for values in each state.

9

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Connecticut - 94.7%	City of Danbury Connecticut, GO, BAN, 2.00%, 7/30/09	$ 12,500	$ 12,505,279
	City of Groton Connecticut, GO, BAN, 2.25%, 10/08/09	3,300	3,311,227
	City of Milford Connecticut, GO, BAN, 1.25%, 11/05/09	16,000	16,047,193
	Connecticut HFA, RB, VRDN, CIL Realty Inc., 0.25%, 7/07/09 (a)	1,600	1,600,000
	Connecticut HFA, RB, VRDN, Mortgage Finance Program, Series A-3, AMT,
	1.40%, 7/07/09 (a)	18,675	18,675,000
	Connecticut HFA, RB, VRDN, Mortgage Finance, Series D, Remarketed,
	AMT, 0.46%, 7/07/09 (a)	7,557	7,557,000
	Connecticut HFA, RB, VRDN, Mortgage Finance, Sub-Series E-4, AMT,
	1.40%, 7/07/09 (a)	8,555	8,555,000
	Connecticut HFA, RB, VRDN, Sub-Series Series B-4, AMT,
	0.32%, 7/07/09 (a)	11,300	11,300,000
	Connecticut State Development Authority, RB, Solid Waste Project, Rand,
	Whitne, AMT, VRDN,0.32%, 7/07/09 (a)	11,435	11,435,000
	Connecticut State Development Authority, RB, VRDN, Cheshire CPL, AMT,
	0.35%, 7/07/09 (a)	1,720	1,720,000
	Connecticut State Development Authority, RB, VRDN, Reflexite Corp.
	Project, Series A, AMT, 0.35%, 7/07/09 (a)	1,070	1,070,000
	Connecticut State Development Authority, RB, VRDN, Reflexite Corp.
	Project, Series B, AMT, 0.35%, 7/07/09 (a)	1,175	1,175,000
	Connecticut State Health & Educational Facilities Authority, Austin Trust,
	RB, VRDN Certificates, Bank of America, Series 2008 - 352,
	0.25%, 7/07/09 (a)(b)	24,870	24,870,000
	Connecticut State Health & Educational Facility Authority, RB, FLOATS,
	VRDN, Series 1884, (FSA), 0.23%, 7/07/09 (a)(b)	11,065	11,065,000
	Connecticut State Health & Educational Facility Authority, RB, VRDN,
	Avon Old Farms School, Series A, 0.25%, 7/07/09 (a)	3,160	3,160,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Boys
	& Girls Club, Series A, 0.64%, 7/07/09 (a)	5,025	5,025,000
	Connecticut State Health & Educational Facility Authority, RB, VRDN,
	Choate Rosemary Hall, Series D, 0.17%, 7/07/09 (a)	8,870	8,870,000
	Connecticut State Health & Educational Facility Authority, RB, VRDN,
	Danbury Hospital, Series J, 0.24%, 7/07/09 (a)	14,485	14,485,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	RB	Revenue Bonds
BHAC	Bershire Hathaway Assurance Corp.	ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities	TECP	Tax-Exempt Commercial Paper
FSA	Financial Security Assurance Inc.	TRAN	Tax Revenue Anticipation Notes
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

1

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Gaylord Hospital, Series B, 0.25%, 7/07/09 (a)	$ 11,705	$ 11,705,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Greenwich Adult Day Care, Series A, 0.35%, 7/07/09 (a)	3,965	3,965,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Greenwich Family YMCA, Series A, 0.35%, 7/07/09 (a)	5,805	5,805,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Hartford Hospital, Series B, 0.25%, 7/07/09 (a)	5,000	5,000,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Health Care Capital Asset, Series A-1, 0.25%, 7/07/09 (a)	14,880	14,880,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Health Care Capital Asset, Series B-1, 0.25%, 7/07/09 (a)	10,000	10,000,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Hospital Central Connecticut, Series A, 0.26%, 7/07/09 (a)	7,000	7,000,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Hotchkiss School, Series A, 0.20%, 7/07/09 (a)	5,840	5,840,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, King
& Low, Heywood School, Series A, 0.64%, 7/07/09 (a)	10,135	10,135,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Kingswood, Oxford School, Series B, 1.60%, 7/07/09 (a)	4,730	4,730,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Saint Joseph College, Series B, 0.42%, 7/07/09 (a)	10,000	10,000,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
University New Haven, Series E, 0.24%, 7/07/09 (a)	6,925	6,925,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Wesleyan University, Series E, 0.45%, 7/01/09 (a)	11,100	11,100,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Whitby School, Series A, 0.30%, 7/07/09 (a)	2,330	2,330,000
Connecticut State Health & Educational Facility Authority, RB, VRDN,
Yale, New Haven Hospital, Series K1, 0.18%, 7/07/09 (a)	10,935	10,935,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale
University, Series T-2, 0.17%, 7/07/09 (a)	10,500	10,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale
University, Series U, 0.17%, 7/07/09 (a)	32,735	32,735,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale
University, Series X-2, 0.17%, 7/07/09 (a)	5,000	5,000,000
Hartford Redevelopment Agency, RB, VRDN, Refunding, Housing,
Underwood Tower Project, (FSA), 0.50%, 7/07/09 (a)	14,145	14,145,000
New Canaan Housing Authority, RB, VRDN, Village at Waveny Care Center,
0.15%, 7/07/09 (a)	2,985	2,985,000
New Haven Connecticut, TECP, 0.35%, 8/10/09	7,000	7,000,000
New Haven Connecticut, TECP, 0.35%, 8/11/09	6,882	6,882,000
New Haven Connecticut, TECP, 0.35%, 8/12/09	7,000	7,000,000
New Haven Connecticut, TECP, 0.35%, 8/17/09	4,000	4,000,000
Regional School District Number 9, GO, BAN, 1.75%, 10/22/09	1,720	1,725,356
South Central Connecticut Regional Water Authority, RB, ROCS, VRDN,
Series II R-12184, (BHAC), 0.53%, 7/07/09 (a)(b)	14,010	14,010,000

2

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	State of Connecticut, Austin Trust, RB, VRDN Certificates,
	Bank of America, Series 2008-1080, 0.80%, 7/07/09 (a)(b)	$ 2,636	$ 2,636,000
	State of Connecticut, GO, BAN, Series A, 2.00%, 4/28/10	10,000	10,125,944
	State of Connecticut, GO, Floater Certificates, VRDN, Series 514,
	0.28%, 7/07/09 (a)	10,000	10,000,000
	State of Connecticut, GO, PUTTERS, VRDN, Series 320,
	0.23%, 7/07/09 (a)(b)	6,000	6,000,000
	State of Connecticut, GO, VRDN, Series A, 2.00%, 2/15/10 (a)	14,000	14,125,525
	State of Connecticut, GO, VRDN, Series A-1, 0.75%, 7/07/09 (a)	26,000	26,000,000
	State of Connecticut, RB, VRDN, Second Lien, Transportation
	Infrastructure, Series 1, (FSA), 0.85%, 7/07/09 (a)	12,000	12,000,000
	Town of Branford Connecticut, GO, BAN, 2.50%, 9/09/09	4,700	4,706,684
	Town of Oxford Connecticut, GO, BAN, 2.00%, 7/29/09	3,390	3,391,328
	Town of Redding Connecticut, GO, BAN, 1.25%, 10/27/09	4,765	4,775,236
	Town of Vernon Connecticut, GO, BAN, 1.50%, 2/11/10	3,710	3,723,660
	Town of Wilton Connecticut, GO, BAN, 1.00%, 2/09/10	6,000	6,014,991
			492,257,423
Puerto Rico - 5.3%	Commonwealth of Puerto Rico, GO, VRDN, Refunding, Public
	Improvement, Series A-2, (FSA), 1.25%, 7/07/09 (a)	7,700	7,700,000
	Commonwealth of Puerto Rico, Revenue Notes, TRAN, Sub-Series A2,
	3.00%, 7/30/09	8,000	8,008,819
	Puerto Rico Highway & Transportation Authority, RB, ROCS, VRDN, Series
	II R-10327Ce, 1.10%, 7/07/09 (a)(b)	12,000	12,000,000
			27,708,819
	Total Investments (Cost - $519,966,242*) - 100.0%		519,966,242
	Liabilities in Excess of Other Assets - (0.0)%		(265,083)
	Net Assets - 100.0%		$519,701,159

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date of the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

3

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2**	$ 519,966,242
Level 3	-
Total	$ 519,966,242

** See above Schedule of Investments for values in each state.

4

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Florida - 98.9%	Brevard County HFA, RB, VRDN, Timber Trace Apartments Project, AMT,
	0.50%, 7/07/09 (a)	$ 2,670	$ 2,670,000
	Broward County HFA, RB, VRDN, Sailboat Bend Artist Lofts Project, AMT,
	0.40%, 7/07/09 (a)	750	750,000
	Collier County IDA, RB, VRDN, March Project, AMT, 0.62%, 7/07/09 (a)	2,450	2,450,000
	Collier County IDA, RB, VRDN, Refunding, Allete Inc. Project, AMT, 0.37%, 7/07/09 (a)	2,000	2,000,000
	County of Broward Florida, GO, VRDN, Parks & Land Preservation Project,
	5.00%, 1/01/10 (a)	1,370	1,401,096
	County of Escambia Florida, RB, VRDN, Gulf Power Co. Project, First Series,
	1.75%, 4/21/10 (a)	7,000	7,000,000
	County of Miami-Dade Florida, Deutsche Bank SPEARs/LIFERs Trust, RB, SPEARs, VRDN,
	Series DBE-538, 0.25%, 7/07/09 (a)(b)	2,230	2,230,000
	County of Palm Beach Florida, RB, Flightsafety Project, AMT, VRDN,
	0.42%, 7/07/09 (a)	17,895	17,895,000
	County of Palm Beach Florida, RB, VRDN, Galaxy Aviation Airport, AMT,
	0.80%, 7/07/09 (a)	1,300	1,300,000
	County of Palm Beach Florida, RB, VRDN, Morse Obligation Group, 0.30%, 7/07/09 (a)	700	700,000
	County of Saint Johns Florida, RB, ROCS, VRDN, Series II, R-755PB, (BHAC), 0.50%,
	7/07/09 (a)(b)	5,000	5,000,000
	Florida Housing Finance Corporation, RB, ROCS, VRDN, Series II R-11209, (GNMA),
	(FNMA), (FHLMC), AMT, 0.43%, 7/07/09 (a)(b)	6,745	6,745,000
	Florida Housing Finance Corporation, RB, ROCS, VRDN, Series II R-11688, AMT, 0.43%,
	7/07/09 (a)(b)(c)	2,900	2,900,000
	Florida Housing Finance Corporation, RB, VRDN, Boynton Bay Apartments, AMT,
	0.52%, 7/07/09 (a)	3,300	3,300,000
	Florida Housing Finance Corporation, RB, VRDN, Cutler Riverside Apartments, (FHLMC),
	AMT, 0.39%, 7/07/09 (a)	6,000	6,000,000
	Florida RB, BB&T Municipal Trust, FLOATS, VRDN, Series 1010, 0.30%, 7/07/09 (a)(b)	2,815	2,815,000
	Florida RB, BB&T Municipal Trust FLOATS, VRDN, Series 1020, 0.30%, 7/07/09 (a)(b)	6,000	6,000,000
	Florida State Board of Education, JPMorgan Chase PUTTERS, DRIVERS Trust, GO,
	PUTTERS, VRDN, Series 3251, 0.28%, 7/07/09 (a)(b)	995	995,000
	Florida State Department of Transportation, GO (Right-of-Way Acquisition and Bridge
	Construction), Series A, 5.25%, 7/01/09	1,000	1,000,108

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
BHAC	Berkshire Hathaway Assurance Corp.	LIFERS	Long Inverse Floating Exempt Receipts
COP	Certificates of Participation	M/F	Multi-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
FNMA	Federal National Mortgage Association	SPEARS	Short Puttable Exempt Adjustable Receipts
GNMA	Government National Mortgage Association	TAN	Tax Anticipation Notes
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

1

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Florida State RB, BB&T Municipal Trust, FLOATS, VRDN, Series 1034,
0.30%, 7/07/09 (a)(b)(c)	$ 6,248	$ 6,247,500
Florida State Turnpike Authority, RB, FLOATS, VRDN, Series 2854, 0.32%,
7/07/09 (a)(b)	2,700	2,700,000
Highlands County Health Facilities Authority, RB, VRDN, Hospital, Adventist Health
System, Series A, 0.28%, 7/07/09 (a)	975	975,000
Highlands County Health Facilities Authority, RB, VRDN, Hospital, Adventist Health
System, Series A, 0.35%, 7/07/09 (a)	300	300,000
Highlands County Health Facilities Authority, RB, VRDN, Hospital, Adventist Health
System, Series C, 0.35%, 7/07/09 (a)	1,000	1,000,000
Hillsborough County HFA, M/F, RB, VRDN, Claymore Crossings Apartments, AMT, 0.47%,
7/07/09 (a)	3,750	3,750,000
Jacksonville Economic Development Commission, RB, VRDN, Holland SheltAir,
Series A-1, AMT, 0.55%, 7/07/09 (a)	2,920	2,920,000
Jacksonville HFA, RB, VRDN, Christine Cove Apartments, AMT,
0.47%, 7/07/09 (a)	1,500	1,500,000
Jacksonville HFA, RB, VRDN, Hartwood Apartments, (FHLMC), AMT,
0.39%, 7/07/09 (a)	5,735	5,735,000
Jacksonville Health Facilities Authority, RB, VRDN, Refunding, Baptist, Series D,
Remarketed, 0.30%, 7/01/09 (a)	1,500	1,500,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK Lines Ltd., AMT, 0.44%, 7/07/09 (a)	6,840	6,840,000
Lee Memorial Health System, RB, VRDN, Series C, 0.28%, 7/07/09 (a)	2,000	2,000,000
Manatee County School District, GO, TAN, 3.00%, 10/07/09	3,500	3,512,733
Miami-Dade County Educational Facilities Authority, Florida, RB, FLOATS, VRDN, Series
2710, 0.29%, 7/07/09 (a)(b)	7,410	7,410,000
Miami-Dade County Educational Facilities Authority, Florida, RB, VRDN, Florida Memorial
College Project, 0.32%, 7/07/09 (a)	2,960	2,960,000
Miami-Dade County IDA, RB, VRDN, Ram Investments Project, AMT,
0.57%, 7/07/09 (a)	2,610	2,610,000
Miami-Dade County IDA, RB, VRDN, Refunding, Florida Power & Light Co. Project, AMT,
0.35%, 7/01/09 (a)	5,000	5,000,000
Miami Health Facilities Authority, RB, VRDN, Catholic Health East, 0.15%, 7/07/09 (a)	3,300	3,300,000
Orange County IDA, RB, VRDN, Central Florida YMCA Project, 0.32%, 7/07/09 (a)	1,070	1,070,000
Orlando & Orange County Expressway Authority, RB, VRDN, Refunding, Sub-Series
B-1, 0.30%, 7/07/09 (a)	2,900	2,900,000
Orlando Utilities Commission, RB, FLOATS, VRDN, Series 3023,
0.30%, 7/01/09 (a)(b)(c)	5,875	5,875,000
Orlando Utilities Commission, RB, Refunding, Utility System, 5.00%, 7/01/09	3,000	3,000,273
Orlando Utilities Commission, RB, Refunding, Utility System, 5.25%, 7/01/09	3,775	3,775,354
Orlando Utilities Commission, Revenue Notes, Refunding, VRDN, Series B-1,
2.00%, 6/01/10 (a)	7,650	7,758,709
Pasco County School Board, COP, VRDN, Series C, 0.32%, 7/07/09 (a)	2,700	2,700,000
Seminole County School District, Florida, GO, TAN, 3.00%, 9/23/09	8,000	8,024,174
Sunshine State Governmental Financing Commission, RB, VRDN, Remarketed,
1.15%, 7/07/09 (a)	11,200	11,200,000
Total Investments (Cost - $179,714,947*) - 98.9%		179,714,947
Other Assets Less Liabilities - 1.1%		1,973,074
Net Assets - 100.0%		$ 181,688,021

2

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2009 (Unaudited)

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2 **	$ 179,714,947
Level 3	-
Total	$ 179,714,947

** See above Schedule of Investments for values in each state.

3

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Massachusetts - 97.8%	City of Beverly Massachusetts, GO, BAN, 1.50%, 10/21/09	$ 10,270	$ 10,298,524
	City of Haverhill Massachusetts, GO, BAN, State Qualified,
	Series A, 4.00%, 9/25/09	3,470	3,482,039
	City of Quincy Massachusetts, GO, BAN, 2.50%, 7/30/09	10,650	10,657,948
	City of Woburn Massachusetts, GO, BAN, 2.25%, 7/24/09	2,500	2,501,018
	Clipper Tax-Exempt Certificate Trust, RB, VRDN, 2007-18
	Partner Massachusetts, 0.45%, 7/07/09 (a)(b)(c)	5,000	5,000,000
	Clipper Tax-Exempt Certificate Trust, RB, VRDN, 2007-48
	Certificates Partner Massachusetts, 0.30%, 7/07/09 (a)	8,970	8,970,000
	Clipper Tax-Exempt Trust, COP, VRDN, Certificates Partner
	Massachusetts 2009-3, 0.40%, 7/07/09 (a)(b)	4,120	4,120,000
	Commonwealth of Massachusetts, GO, VRDN, Floating Rate
	Receipts, Series SG-126, 0.35%, 7/07/09 (a)(b)	3,255	3,255,000
	Commonwealth of Massachusetts, GO, VRDN, Consolidated
	Loan, Series A, 1.25%, 7/01/09 (a)	14,000	14,000,000
	Commonwealth of Massachusetts, GO, VRDN, Refunding,
	Series A, 0.35%, 7/07/09 (a)	14,775	14,775,000
	Commonwealth of Massachusetts, GO, VRDN, Refunding,
	Series B, 0.27%, 7/07/09 (a)	11,920	11,920,000
	Commonwealth of Massachusetts, VRDN Certificates, Series
	O, 0.45%, 7/07/09 (a)	2,790	2,790,000
	Macon Trust, RB, VRDN Certificates, Bank of America, Series
	2007-310, 0.85%, 7/07/09 (a)(b)	5,070	5,070,000
	Massachusetts Bay Transportation Authority, RB, VRDN, Floater
	Certificates, Series SG-156, 0.35%, 7/01/09 (a)(b)(c)	2,805	2,805,000
	Massachusetts Development Finance Agency, RB, ROCS,
	VRDN, Series II R-10398, 0.34%, 7/07/09 (a)(b)(c)	2,000	2,000,000
	Massachusetts Development Finance Agency, RB, VRDN,
	Assumption College, Series A, 0.30%, 7/07/09 (a)	5,755	5,755,000
	Massachusetts Development Finance Agency, RB, VRDN,
	Babson College, Series A, Remarketed, 0.40%, 8/06/09 (a)	5,300	5,300,000
	Massachusetts Development Finance Agency, RB, VRDN,
	Boston College H S Issue, 2.50%, 7/07/09 (a)	4,770	4,770,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
BAN	Bond Anticipation Notes	MSTR	Municipal Securities Trust Receipts
COP	Certificates of Participation	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RB	Revenue Bonds
FNMA	Federal National Mortgage Association	ROCS	Reset Option Certificates
FSA	Financial Security Assurance Co.	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

1

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Massachusetts Development Finance Agency, RB, VRDN, Cell
Signaling Technology, AMT, 0.40%, 7/07/09 (a)	$ 800	$ 800,000
Massachusetts Development Finance Agency, RB, VRDN,
Concord Foods Issue, AMT, 0.40%, 7/07/09 (a)	2,180	2,180,000
Massachusetts Development Finance Agency, RB, VRDN,
Housing, Avalon Acton Apartments, (FNMA),
AMT, 0.42%, 7/07/09 (a)	7,000	7,000,000
Massachusetts Development Finance Agency, RB, VRDN,
Housing, Midway Studios Project, Series A, AMT,
2.50%, 7/07/09 (a)	5,155	5,155,000
Massachusetts Development Finance Agency, RB, VRDN,
Institute For Development Disabilities, 0.61%, 7/07/09 (a)	10,370	10,370,000
Massachusetts Development Finance Agency, RB, VRDN,
Laselle College, 2.50%, 7/07/09 (a)	1,570	1,570,000
Massachusetts Development Finance Agency, RB, VRDN,
Melmark New England, 0.30%, 7/07/09 (a)	1,450	1,450,000
Massachusetts Development Finance Agency, RB, VRDN, V&S
Taunton Galvanizing, AMT, 3.45%, 7/07/09 (a)	2,590	2,590,000
Massachusetts Development Finance Agency, RB, VRDN,
Worcester Polytechnic, Series A, 0.25%, 7/07/09 (a)	7,750	7,750,000
Massachusetts Development Finance Agency, RB, VRDN,
Y.O.U. Inc., 0.28%, 7/07/09 (a)	8,995	8,995,000
Massachusetts HFA, Massachusetts, RB, VRDN, Series F,
(FSA), 0.75%, 7/07/09 (a)	28,000	28,000,000
Massachusetts Health & Educational Facilities Authority, RB,
VRDN, Essex Museum, 0.28%, 7/07/09 (a)	5,880	5,880,000
Massachusetts Health & Educational Facilities Authority, RB,
VRDN, Northeastern University, Series W,
0.25%, 7/07/09 (a)	5,000	5,000,000
Massachusetts Health & Educational Facilities Authority, RB,
VRDN, Tufts University, Series N-1, 0.25%, 7/01/09 (a)	6,200	6,200,000
Massachusetts Industrial Finance Agency, RB, Refunding,
VRDN, Lightolier Inc. Project, 0.40%, 7/07/09 (a)	5,000	5,000,000
Massachusetts Industrial Finance Agency, RB, VRDN, Multi-
Mode, Development, 225 Bodwell Project, AMT,
0.45%, 7/07/09 (a)	4,000	4,000,000
Massachusetts Industrial Finance Agency, RB, VRDN, Multi-Mode,
Development, BBB Esquire LLC, AMT, 0.34%, 7/07/09 (a)	1,200	1,200,000
Massachusetts Industrial Finance Agency, RB, VRDN, Multi-
Mode, Development, OCT Co. Inc. Project, AMT,
0.34%, 7/07/09 (a)	2,800	2,800,000
Massachusetts Industrial Finance Agency, RB, VRDN, AFC
Cable System Inc. Issue, AMT, 0.40%, 7/07/09 (a)	1,410	1,410,000
Massachusetts Industrial Finance Agency, RB, VRDN,
Development, Garlock Printing Corp., AMT,
0.40%, 7/07/09 (a)	600	600,000

2

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Massachusetts Industrial Finance Agency, RB, VRDN, Development,
Tamasi Family Issue, AMT, 3.00%, 7/07/09 (a)	$ 800	$ 800,000
Massachusetts Industrial Finance Agency, RB, VRDN, EL
Harvey & Sons, AMT, 0.40%, 7/07/09 (a)	420	420,000
Massachusetts Industrial Finance Agency, RB, VRDN, Gem
Group Inc. Issue, AMT, 0.40%, 7/07/09 (a)	1,680	1,680,000
Massachusetts Industrial Finance Agency, RB, VRDN, JHC
Assisted Living, Series A, 0.33%, 7/07/09 (a)	4,985	4,985,000
Massachusetts Industrial Finance Agency VRDN, E. L. Harvey
& Sons Inc., 0.40%, 7/01/09 (a)	795	795,000
Massachusetts School Building Authority, RB, VRDN,
PUTTERS, Series 1197, 0.55%, 7/07/09 (a)(b)	7,150	7,150,000
Massachusetts School Building Authority, RB, ROCS, VRDN,
Series II R-10409, (FSA), 0.39%, 7/07/09 (a)(b)(c)	3,000	3,000,000
Massachusetts State, BB&T Municipal Trust, GO, FLOATS,
VRDN, Series 2005, Massachusetts, 0.22%, 7/07/09 (a)(b)	1,650	1,650,000
Massachusetts State Development Finance Agency, TECP,
1.30%, 8/12/09	3,200	3,200,000
Massachusetts State Health and Educational Facilities
Authority RB, VRDN, BB&T Municipal Trust, FLOATS, Series
56, 0.19%, 7/07/09 (a)(b)(c)	5,000	5,000,000
Massachusetts State Water Pollution Abatement, RB, MSTR,
VRDN, Series SGA 87, 0.20%, 7/01/09 (a)(b)	1,800	1,800,000
Massachusetts State Water Pollution Abatement, RB, ROCS,
VRDN, Series II R-11537PB, 0.34%, 7/07/09 (a)(b)	12,475	12,475,000
Town of Barnstable Massachusetts, GO, BAN, Series B,
1.00%, 1/29/10	2,705	2,710,649
Town of Canton Massachusetts, GO, BAN, 1.25%, 5/28/10	5,402	5,430,865
Town of Cohasset Massachusetts, Revenue Notes, BAN,
2.50%, 8/07/09	10,000	10,009,218
Town of Falmouth Massachusetts, GO, BAN,
1.50%, 3/12/10	4,000	4,021,047
Town of West Tisbury Massachusetts, GO, BAN,
2.50%, 10/15/09	4,000	4,009,250
Town of Westborough Massachusetts, GO, BAN,
2.50%, 8/28/09	2,806	2,809,379
Total Investments (Cost - $297,364,937*) - 97.8%		297,364,937
Other Assets Less Liabilities - 2.2%		6,629,546
Net Assets - 100.0%	$ 303,994,483

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

3

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2 **	$ 297,364,937
Level 3	-
Total	$ 297,364,937

** See above Schedule of Investments for values in each state.

4

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Michigan - 93.0%	Battle Creek Housing Corp., Michigan, RB, VRDN Housing
	Series 1997-A, 0.35%, 7/07/09 (a)	$ 715	$ 715,000
	Berrien County EDC, Michigan, RB, VRDN, Arlington Corp.
	Project, AMT, 1.50%, 7/07/09 (a)	1,835	1,835,000
	Central Michigan University, Michigan, RB, VRDN,
	Refunding, General, Series A, 0.25%, 7/07/09 (a)	2,600	2,600,000
	Detroit, Michigan, RB, ROCS, VRDN, Series II, R-11448,
	0.45%, 7/07/09 (a)(b)	5,000	5,000,000
	Huron Valley School District, Michigan, GO, ROCS, VRDN,
	Series II R-12157, 0.35%, 7/07/09 (a)(b)	8,860	8,860,000
	Lakeview School District, Michigan, GO, VRDN, School
	Building & Site, Series B, 0.30%, 7/07/09 (a)	17,935	17,935,000
	Macomb County EDC, RB, VRDN, Aim Plastics Inc. Project,
	AMT, 1.00%, 7/07/09 (a)	1,000	1,000,000
	Marquette County EDC, Michigan, RB, VRDN, Pioneer Labs
	Inc. Project, Series A, AMT, 0.61%, 7/07/09 (a)	400	400,000
	Michigan Municipal Bond Authority, Michigan, Notes, RAN,
	Series A-1, 3.00%, 8/20/09	8,500	8,516,010
	Michigan Municipal Bond Authority, Michigan, Revenue
	Notes, BAN, State Clean Water, 3.00%, 7/15/09	5,000	5,004,349
	Michigan Municipal Bond Authority, Michigan, Revenue
	Notes, SAN, Series A, 1.75%, 8/20/09	6,500	6,510,387
	Michigan State HDA, RB, VRDN, Baldwin Villas Project,
	AMT, 1.00%, 7/07/09 (a)	2,500	2,500,000
	Michigan State HDA, RB, VRDN, Berrien Woods III, Series
	A, AMT, 0.38%, 7/07/09 (a)	5,615	5,615,000
	Michigan State HDA, RB, VRDN, Limited Obligation,
	Arbors, Series A, AMT, 0.43%, 7/07/09 (a)	2,255	2,255,000
	Michigan State HDA, RB, VRDN, Series A, AMT, 0.40%,
	7/01/09 (a)	10,145	10,145,000
	Michigan State HDA, RB, VRDN, Series E, AMT, 0.55%,
	7/07/09 (a)	3,000	3,000,000
	Michigan State HDA, RB, VRDN, Series F, AMT, 0.55%,
	7/07/09 (a)	7,600	7,600,000
	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	RAN	Revenue Anticipation Notes
BAN	Bond Anticipation Notes	RB	Revenue Bonds
EDC	Economic Development Corp.	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SAN	State Aid Notes
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes

1

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Michigan State Hospital Finance Authority, Michigan, RB,
VRDN, Ascension Health Senior Credit, Series B-3, 0.17%,
7/07/09 (a)	$ 1,600	$ 1,600,000
Michigan State Hospital Finance Authority, Michigan, RB,
VRDN, Ascension Health Senior Credit, Series B-7, 0.17%,
7/07/09 (a)	2,500	2,500,000
Michigan State Hospital Finance Authority, Michigan, RB,
VRDN, Ascension, Series B-1, Remarketed, 0.70%, 1/06/10 (a)	7,000	7,000,000
Michigan State University, RB, VRDN, Floating, General,
Series A-2, 0.17%, 7/07/09 (a)	15,635	15,635,000
Michigan Strategic Fund, RB, VRDN, Alphi Manufacturing
Inc. Project, AMT, 0.70%, 7/07/09 (a)	800	800,000
Michigan Strategic Fund, RB, VRDN, C & M Manufacturing
Corp. Inc. Project, AMT, 1.50%, 7/07/09 (a)	2,190	2,190,000
Michigan Strategic Fund, RB, VRDN, Continental Carbonic
Products, AMT, 0.35%, 7/07/09 (a)	1,770	1,770,000
Michigan Strategic Fund, RB, VRDN, Drake Enterprises
Project, AMT, 1.50%, 7/07/09 (a)	1,700	1,700,000
Michigan Strategic Fund, RB, VRDN, Glastender Inc.
Project, AMT, 1.50%, 7/07/09 (a)	1,200	1,200,000
Michigan Strategic Fund, RB, VRDN, Golden Keys
Development LLC Project, AMT, 1.50%, 7/07/09 (a)	2,025	2,025,000
Michigan Strategic Fund, RB, VRDN, Limited Obligation,
GNP Real Estate, AMT, 0.70%, 7/07/09 (a)	1,920	1,920,000
Michigan Strategic Fund, RB, VRDN, Merrill Tool Holding
Co. Project, Series A, AMT, 1.15%, 7/07/09 (a)	825	825,000
Michigan Strategic Fund, RB, VRDN, Merrill Tool Holding
Co. Project, Series B, AMT, 0.82%, 7/07/09 (a)	1,250	1,250,000
Michigan Strategic Fund, RB, VRDN, Packaging Direct Inc.
Project, AMT, 0.77%, 7/07/09 (a)	1,685	1,685,000
Michigan Strategic Fund, RB, VRDN, Pioneer Labs Inc.
Project, AMT, 0.50%, 7/07/09 (a)	500	500,000
Michigan Strategic Fund, RB, VRDN, Refunding,
Consumers Energy Co., 0.25%, 7/07/09 (a)	5,700	5,700,000
Michigan Strategic Fund, RB, VRDN, Richwood Industries
Inc. Project, AMT, 0.75%, 7/07/09 (a)	2,300	2,300,000
Michigan Strategic Fund, RB, VRDN, Riverwalk Properties
LLC Project, AMT, 1.00%, 7/07/09 (a)	1,900	1,900,000
Michigan Strategic Fund, RB, VRDN, Vector Investments
Project, AMT, 0.61%, 7/07/09 (a)	1,100	1,100,000
Oakland County EDC, Michigan, RB, Refunding, VRDN,
Cranbrook Educational, Remarketed, 0.30%, 7/07/09 (a)	10,995	10,995,000
Oakland County EDC, Michigan, RB, VRDN, Pratt & Miller
Engineering, AMT, 0.70%, 7/07/09 (a)	2,500	2,500,000
Oakland County EDC, Michigan, RB, VRDN, Schain Mold &
Engineering, AMT, 1.50%, 7/07/09 (a)	1,900	1,900,000

2

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Rockford, Michigan, RB, VRDN, Limited Obligation, Alloy
	Exchange Project, AMT, 1.50%, 7/07/09 (a)	$ 1,300	$ 1,300,000
	Romeo Community School District, Michigan, GO, VRDN,
	Building & Site Bonds, 5.00%, 5/01/10 (a)	2,250	2,335,542
	Saline Area Schools, Michigan, GO, VRDN, Refunding,
	0.30%, 7/07/09 (a)	4,830	4,830,000
	University of Michigan, General, RB, VRDN,
	0.25%, 7/07/09 (a)	7,080	7,080,000
	University of Michigan, General, RB, VRDN, Series B,
	0.17%, 7/07/09 (a)	1,000	1,000,000
	University of Michigan, RB, VRDN, Hospital, Series A,
	0.28%, 7/01/09 (a)	10,000	10,000,000
	Wayne County Airport Authority, RB, VRDN, Refunding,
	Detroit Met, Series C1, AMT, 0.32%, 7/07/09 (a)	10,000	10,000,000
	Wayne County Airport Authority, RB, VRDN, Refunding,
	Series E, AMT, 0.50%, 7/07/09 (a)	10,900	10,900,000
	Wayne County Airport Authority, RB, VRDN, Refunding,
	Series F, AMT, 0.34%, 7/07/09 (a)	10,900	10,900,000
			216,831,288
Puerto Rico - 6.8%	Austin Trust VRDN Certificates Bank of America Series
	2008-355, 0.75%, 7/07/09 (a)(b)	10,125	10,125,000
	Puerto Rico Highway & Transportation Authority, RB,
	ROCS, VRDN, Series II R-10327Ce, 1.10%, 7/07/09 (a)(b)	5,700	5,700,000
			15,825,000
	Total Investments (Cost - $232,656,288*) - 99.8%		232,656,288
	Other Assets Less Liabilities - 0.2%		352,371
	Net Assets - 100.0%		$ 233,008,659

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
3

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities
Assets
Level 1		-
Level 2 **		$ 232,656,288
Level 3		-
Total		$ 232,656,288

** See above Schedule of Investments for values in each state.

4

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 96.2%	Austin Trust, RB, VRDN Certificates, Bank of America, Series 2008-353,
	0.85%, 7/07/09 (a)(b)	$ 4,000	$ 4,000,000
	Borough of Butler New Jersey, GO, BAN, 2.50%, 8/28/09	4,914	4,917,618
	Borough of Carlstadt New Jersey, GO, BAN, 1.50%, 1/29/10	9,100	9,139,512
	Borough of Carteret New Jersey, GO, BAN, 3.50%, 10/23/09	3,900	3,911,980
	Borough of Edgewater New Jersey, GO, BAN, 2.50%, 8/21/09	8,684	8,694,458
	Borough of Florham Park New Jersey, GO, BAN, 1.50%, 2/03/10	3,125	3,138,140
	Borough of Glen Rock New Jersey, GO, BAN, 1.50%, 1/22/10	5,347	5,372,470
	Borough of Haddonfield New Jersey, GO, BAN, 2.50%, 7/23/09	1,973	1,973,806
	Borough of Haddon Heights New Jersey, GO, BAN,
	1.50%, 6/14/10	3,171	3,180,152
	Borough of Keyport New Jersey, GO, BAN, 2.25%, 8/07/09	6,485	6,486,651
	Borough of Little Ferry New Jersey, GO, BAN, 2.75%, 7/17/09	4,996	4,998,079
	Borough of Monmouth Beach New Jersey, GO, BAN, 5.00%, 10/23/09	1,367	1,369,059
	Borough of Morris Plains New Jersey, GO, BAN, 2.50%, 7/24/09	1,225	1,225,474
	Borough of Oakland New Jersey, GO, BAN, 2.00%, 2/11/10	5,627	5,645,809
	Borough of Saddle River New Jersey, GO, BAN, 1.00%, 4/01/10	6,266	6,285,225
	Borough of Westwood New Jersey, GO, BAN, 2.50%, 7/24/09	2,351	2,351,910
	Borough of Woodland Park New Jersey, GO, BAN, 2.75%, 7/17/09	5,303	5,305,385
	Camden County Improvement Authority, RB, VRDN, Special,
	0.35%, 7/07/09 (a)	2,035	2,035,000
	City of Cape May New Jersey, GO, Notes, 2.50%, 7/23/09	3,375	3,376,378
	City of Lambertville New Jersey, GO, BAN, 2.50%, 3/05/10	5,872	5,907,214
	City of Margate City New Jersey, GO, BAN, 3.00%, 7/15/09	7,200	7,203,486
	City of Summit New Jersey, GO, BAN, 2.25%, 2/05/10	1,000	1,005,949
	City of Summit New Jersey, GO, Temp Notes, 1.00%, 6/18/10	3,500	3,518,872
	County of Mercer New Jersey, GO, BAN, Series A, 2.25%, 1/14/10	3,100	3,123,001
	County of Middlesex New Jersey, GO, BAN, 1.25%, 6/09/10	3,465	3,491,126
	County of Passaic New Jersey, GO, BAN, 1.50%, 4/13/10	15,000	15,082,965
	County of Passaic New Jersey, GO, BAN, 1.50%, 4/13/10	4,000	4,026,832
	New Jersey Transportation Trust Fund Authority, Deutsche Bank
	SPEARs/LIFERs Trust, RB, SPEARs, Series DB-447, VRDN, 0.24%,
	7/07/09 (a)(b)	6,750	6,750,000
	Newark, New Jersey Port Authority, Deutsche Bank SPEARs/LIFERs Trust,
	RB, SPEARs, Series DBE-511, VRDN, 0.24%, 7/07/09 (a)(b)	5,380	5,380,000
	Evesham Township New Jersey, GO, BAN, Series A, 2.75%, 8/04/09	4,089	4,092,055
	Garden State Preservation Trust, RB, FLOATS, VRDN, Series DCL 006,
	(FSA), 1.95%, 7/07/09 (a)(b)	6,120	6,120,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	ROCS	Reset Option Certificates
EDA	Economic Development Authority	S/F	Single-Family
FLOATS	Floating Rate Securities	SPEARS	Short Puttable Exempt Adjustable Receipts
FSA	Financial Security Assurance Inc.	TECP	Tax-Exempt Commercial Paper
GAN	Grant Anticipation Notes	VRDN	Variable Rate Demand Notes

1

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Hudson County Improvement Authority, RB, Floating, Essential Purpose
Pooled Government, VRDN, 0.23%, 7/07/09 (a)	$ 6,980	$ 6,980,000
Lakewood Township New Jersey, GO, BAN, 2.75%, 7/10/09	3,160	3,160,594
Lenape Regional High School District, GO, GAN Notes, 3.50%, 12/23/09	5,750	5,763,447
Newark, New Jersey Housing Authority, BB&T Municipal Trust, RB,
FLOATS, VRDN, Series 2044, 0.26%, 7/07/09 (a)(b)	4,370	4,370,000
New Jersey EDA, RB, FLOATS, VRDN, Series 3008, 0.45%, 7/07/09 (a)(b)(c)	24,695	24,695,000
New Jersey EDA, RB, FLOATS, VRDN, Series 3032, 0.28%, 7/07/09 (a)(b)(c)	6,000	6,000,000
New Jersey EDA, RB, Refunding, VRDN, Jewish Community Metro West,
0.47%, 7/07/09 (a)	5,400	5,400,000
New Jersey EDA, RB, VRDN, Applewood Estates Project, Series B,
0.24%, 7/07/09 (a)	23,885	23,885,000
New Jersey EDA, RB, VRDN, BP Tower & Metro Project, Series B, AMT,
0.52%, 7/07/09 (a)	1,910	1,910,000
New Jersey EDA, RB, VRDN, Duke Farms Foundation Project, Series A,
0.27%, 7/01/09 (a)	6,000	6,000,000
New Jersey EDA, RB, VRDN, Esarc Inc. Project, 0.47%, 7/07/09 (a)	2,420	2,420,000
New Jersey EDA, RB, VRDN, Facilities, Construction, Sub-Series R-1,
0.25%, 7/01/09 (a)	1,200	1,200,000
New Jersey EDA, RB, VRDN, Facilities, Construction, Sub-Series R-2,
0.25%, 7/01/09 (a)	1,095	1,095,000
New Jersey EDA, RB, VRDN, Fixed, Urban League Project,
0.42%, 7/07/09 (a)	2,725	2,725,000
New Jersey EDA, RB, VRDN, Frisch School Project, 0.15%, 7/07/09 (a)	1,200	1,200,000
New Jersey EDA, RB, VRDN, Jewish Family Service, 0.47%, 7/07/09 (a)	915	915,000
New Jersey EDA, RB, VRDN, MZR Real Estate L P Project, AMT,
0.57%, 7/07/09 (a)	6,915	6,915,000
New Jersey EDA, RB, VRDN, Marina Energy LLC, Series A, AMT,
0.32%, 7/07/09 (a)	9,200	9,200,000
New Jersey EDA, RB, VRDN, Nui Corp., Series A, Remarketed,
0.12%, 7/01/09 (a)	800	800,000
New Jersey EDA, RB, VRDN, PB Tower & Metro Project, Series A, AMT,
0.52%, 7/07/09 (a)	3,505	3,505,000
New Jersey EDA, RB, VRDN, Port Newark Container LLC, AMT,
0.35%, 7/07/09 (a)	9,000	9,000,000
New Jersey EDA, RB, VRDN, Presbyterian Homes Assisted, Series A,
0.16%, 7/07/09 (a)	6,065	6,065,000
New Jersey EDA, RB, VRDN, Presbyterian Homes Assisted, Series B,
0.16%, 7/07/09 (a)	4,855	4,855,000
New Jersey EDA, RB, VRDN, Refunding, Cedar Crest Village Inc., Series B,
0.17%, 7/07/09 (a)	9,100	9,100,000
New Jersey EDA, RB, VRDN, Refunding, School Facilities Construction, V-1,
0.43%, 7/07/09 (a)	15,000	15,000,000
New Jersey EDA, RB, VRDN, Refunding, School Facilities Construction, V-2,
0.75%, 7/07/09 (a)	19,700	19,700,000
New Jersey EDA, RB, Wyckoff Family YMCA Inc. Project, VRDN,
0.40%, 7/07/09 (a)	6,050	6,050,000
New Jersey EDA, TECP, 1.50%, 7/07/09	32,800	32,800,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College,
Series A, 0.20%, 7/07/09 (a)	7,740	7,740,000

2

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New Jersey Health Care Facilities Financing Authority, RB, VRDN,
Children's Specialized, B, 0.22%, 7/07/09 (a)	$16,285	$ 16,285,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN, Meridian
Health System, Series B, 0.30%, 7/07/09 (a)	13,000	13,000,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN, RWJ
Health Care Corp., 0.16%, 7/07/09 (a)	7,565	7,565,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN,
Recovery Management System Inc., 0.20%, 7/07/09 (a)	1,940	1,940,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN, Robert
Wood Johnson, Series A-3, 0.22%, 7/07/09 (a)	9,500	9,500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN, Wiley
Mission Project, 0.20%, 7/07/09 (a)	10,560	10,560,000
New Jersey Higher Education Assistance Authority, RBC Municipal Products
Inc. Trust, RB, Floater Certificates, Series L-35, AMT, VRDN, 0.50%,
7/07/09 (a)(b)	25,245	25,245,000
New Jersey Higher Education Assistance Authority, RBC Municipal Products
Inc. Trust, RB, Floater Certificates, Series L-36, AMT, VRDN, 0.50%,
7/07/09 (a)(b)	11,500	11,500,000
New Jersey State Higher Education Assistance Authority, RB, ROCS, Series
II0, R-11571, AGC, AMT, VRDN, 0.54%, 7/07/09 (a)	6,500	6,500,000
New Jersey State Housing & Mortgage Finance Agency, RB, VRDN, S/F
Housing, Series O, AMT, 1.95%, 7/07/09 (a)	10,000	10,000,000
New Jersey State Housing & Mortgage Finance Agency, RB, VRDN, S/F
Housing, Series Q, AMT, 1.00%, 7/07/09 (a)	59,700	59,700,000
New Jersey State Housing & Mortgage Finance Agency, RB, VRDN, S/F
Housing, Series R, AMT, 1.00%, 7/07/09 (a)	30,770	30,770,000
New Jersey State Housing & Mortgage Finance Agency, RB, VRDN, S/F
Housing, Series V, AMT, 0.22%, 7/07/09 (a)	51,375	51,375,000
New Jersey State Housing & Mortgage Finance Agency, RB, VRDN, S/F
Housing, Series Y, AMT, 0.30%, 7/07/09 (a)	9,000	9,000,000
New Jersey State Housing & Mortgage Finance Agency, RB, VRDN, S/F
Housing, Series Z, AMT, 0.32%, 7/07/09 (a)	6,000	6,000,000
New Jersey State Turnpike Authority, RB, ROCS, (BHAC), Series II R-10380,
0.43%, 7/07/09 (a)(b)(c)	22,550	22,550,000
New Jersey State Turnpike Authority, RB, VRDN, Series A,
0.28%, 7/07/09 (a)	10,000	10,000,000
New Jersey State Turnpike Authority, RB, VRDN, Series C-1, (FSA),
1.00%, 7/07/09 (a)	48,000	48,000,000
New Jersey Transportation Trust Fund Authority, Clipper Tax-Exempt
Certificate Trust, RB, 2009-30 Certificates Partner Massachusetts, VRDN,
0.30%, 7/07/09 (a)(b)(c)	59,315	59,315,000
New Jersey Transportation Trust Fund Authority, New Jersey, RB, FLOATS,
VRDN, Series DCL, 041, 1.95%, 7/07/09 (a)(b)	11,060	11,060,000
Port Authority of New York & New Jersey, JPMorgan Chase, DRIVERS Trust,
RB, PUTTERS, VRDN, Series 3176, AMT, 0.41%,
7/07/09 (a)(b)(c)	27,860	27,860,000
Port Authority of New York & New Jersey, JPMorgan Chase, DRIVERS Trust,
RB, PUTTERS, VRDN, Series 3193, AMT, 0.41%,
7/07/09 (a)(b)(c)	12,995	12,995,000
Port Authority of New York & New Jersey, RB, FLOATS, Series 2977, AMT,
VRDN, 0.35%, 7/07/09 (a)(b)(c)	3,335	3,335,000

3

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Port Authority of New York & New Jersey, RB, PUTTERS, VRDN, Series
1546, 0.26%, 7/07/09 (a)(b)	$ 5,710	$ 5,710,000
Port Authority of New York & New Jersey, RB, PUTTERS, VRDN, Series
3095, 0.26%, 7/07/09 (a)(b)	8,400	8,400,000
Port Authority of New York & New Jersey, RB, Versatile Structure
Obligation, Series 1R, AMT, VRDN, 0.33%, 7/01/09 (a)	82,200	82,200,000
Port Authority of New York & New Jersey, RB, Versatile Structure
Obligation, Series 4, AMT, VRDN, 0.36%, 7/01/09 (a)	88,400	88,400,000
Port Authority of New York & New Jersey, RB, Versatile Structure
Obligation, Series 6, AMT, VRDN, 0.36%, 7/01/09 (a)	43,100	43,100,000
Salem County Pollution Control Financing Authority, RB, VRDN, Refunding,
Public Service Electric & Gas, Series B-2,
0.27%, 7/07/09 (a)	7,000	7,000,000
South Plainfield, New Jersey, GO, BAN, 2.75%, 7/01/09	7,320	7,319,719
State of New Jersey, GO, Refunding, VRDN, Series J, 5.00%, 7/14/09 (a)	1,700	1,702,761
Tobacco Settlement Financing Corp., New Jersey, RB, FLOATS-2955,
VRDN, 1.00%, 7/07/09 (a)(b)(c)	10,000	10,000,000
Tobacco Settlement Financing Corp., New Jersey, RB, FLOATS-2959,
VRDN, 1.00%, 7/07/09 (a)(b)(c)	4,550	4,550,000
Town of Boonton New Jersey, GO, BAN, 2.00%, 1/22/10	3,156	3,163,517
Town of Newton New Jersey, GO, BAN, 2.00%, 9/25/09	4,915	4,921,461
Town of Phillipsburg New Jersey, GO, BAN, 2.25%, 9/04/09	3,257	3,257,573
Town of Secaucus New Jersey, GO, BAN, 1.50%, 1/15/10	14,014	14,075,747
Town of Secaucus New Jersey, GO, BAN, 1.00%, 6/18/10	7,107	7,135,057
Township of Allamuchy New Jersey, GO, BAN, 2.50%, 7/21/09	4,300	4,301,235
Township of Berkeley Heights New Jersey, GO, BAN, Various General
Improvement, 1.50%, 9/24/09	6,725	6,740,479
Township of Brick New Jersey, GO, BAN, Series A, 1.50%, 11/20/09	14,619	14,671,492
Township of Bridgewater New Jersey, GO, BAN, 2.50%, 8/20/09	4,000	4,004,725
Township of Bridgewater New Jersey, GO, BAN, 1.50%, 1/28/10	9,100	9,147,806
Township of Bridgewater New Jersey, GO, BAN, 1.50%, 3/10/10	9,100	9,153,889
Township of Chester New Jersey, GO, BAN, 1.25%, 2/26/10	3,209	3,219,721
Township of Colts Neck New Jersey, GO, BAN, Series A,
2.50%, 8/19/09	3,594	3,596,497
Township of Cranbury New Jersey, GO, BAN, 2.00%, 1/14/10	3,026	3,035,865
Township of Cranbury New Jersey, GO, BAN, 2.50%, 6/11/10	427	431,032
Township of Cranford New Jersey, GO, BAN, 1.50%, 2/04/10	5,788	5,815,956
Township of East Hanover New Jersey, GO, BAN, 2.50%, 8/18/09	1,250	1,250,905
Township of Fairfield New Jersey, GO, BAN, 1.50%, 2/26/10	5,489	5,510,937
Township of Hazlet New Jersey, GO, BAN, 2.50%, 7/31/09	3,321	3,322,244
Township of Hillsborough New Jersey, GO, BAN, 2.25%, 12/11/09	3,049	3,054,034
Township of Hopewell New Jersey, GO, BAN, 1.50%, 4/16/10	4,512	4,533,831
Township of Howell New Jersey, GO, BAN, 3.00%, 9/15/09	7,700	7,714,473
Township of Howell New Jersey, GO, BAN, Sewer Utility,
3.00%, 9/15/09	4,565	4,573,580
Township of Jefferson New Jersey, GO, BAN, 1.50%, 6/30/10	5,096	5,131,679
Township of Long Beach New Jersey, GO, BAN, 3.50%, 12/16/09	3,118	3,141,140
Township of Medford New Jersey, GO, BAN, Series A, 2.75%, 7/14/09	7,821	7,823,382
Township of Middle New Jersey, GO, BAN, 2.50%, 7/15/09	4,094	4,094,955
Township of Millburn New Jersey, GO, BAN, 1.50%, 1/15/10	3,820	3,834,662

4

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Township of Nutley New Jersey, GO, BAN, 4.00%, 12/18/09	$ 1,534	$ 1,540,973
	Township of Pennsauken New Jersey, GO, BAN, Series A,
	2.50%, 9/08/09	2,888	2,891,838
	Township of Readington New Jersey, GO, BAN, 1.50%, 2/04/10	22,000	22,099,528
	Township of Scotch Plains New Jersey, GO, BAN, 1.50%, 1/22/10	7,800	7,837,610
	Township of Sparta New Jersey, GO, BAN, 1.25%, 2/26/10	9,320	9,351,038
	Township of Sparta New Jersey, GO, BAN, 1.50%, 5/28/10	4,924	4,964,660
	Township of Teaneck New Jersey BAN, 1.25%, 7/06/10	5,950	5,979,988
	Township of Union New Jersey, GO, BAN, 2.50%, 8/07/09	5,814	5,817,320
	Township of Warren New Jersey, GO, BAN, 2.00%, 6/30/10	1,775	1,790,744
	Township of Wayne New Jersey, GO, BAN, 2.00%, 9/18/09	5,320	5,329,351
	Township of West Milford New Jersey, GO, BAN, 1.50%, 4/16/10	15,386	15,465,804
	Township of West Orange New Jersey, GO, BAN, 1.50%, 4/08/10	6,341	6,385,040
	Township of Woodbridge New Jersey, GO, BAN, 1.50%, 7/02/10	6,000	6,044,640
			1,346,151,535
Puerto Rico - 3.0%	Austin Trust Certificates Bank of America Series 2008-355, VRDN,
	0.75%, 7/07/09 (a)(b)	41,475	41,475,000
	Total Investments (Cost - $1,387,626,535*) - 99.2%		1,387,626,535
	Other Assets Less Liabilities - 0.8%		11,491,622
	Net Assets - 100.0%		$ 1,399,118,157

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

5

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2 **	$ 1,387,626,535
Level 3	-
Total	$ 1,387,626,535

** See above Schedule of Investments for values in each state.

6

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 98.9%	Albany County Airport Authority, New York, RB, VRDN, Refunding,
	Series A, AMT, 0.49%, 7/07/09 (a)	$ 13,905	$ 13,905,000
	Albany Industrial Development Agency, RB, VRDN, Albany Medical
	Center Hospital, Series C, 0.32%, 7/07/09 (a)	1,840	1,840,000
	Averill Park Central School District, New York, GO, BAN, Series A,
	2.50%, 7/24/09	10,710	10,716,303
	Beekmantown Central School District, New York, GO, BAN,
	1.50%, 5/07/10	5,220	5,244,653
	Burnt Hills-Ballston Lake Central School District, New York, GO, BAN,
	Series A, 3.00%, 7/02/09	4,873	4,873,698
	Burnt Hills-Ballston Lake Central School District, New York, GO, TAN,
	Series A, 3.00%, 7/02/09	2,855	2,855,197
	Cattaraugus County Development Agency, New York, RB, VRDN,
	Gowanda Electronics Corp., Series A, AMT, 3.65%, 7/07/09 (a)	1,565	1,565,000
	City of Long Beach New York, GO, BAN, 1.75%, 10/29/09	10,000	10,021,718
	City of New York New York, GO, Fiscal 2008, VRDN, Sub-Series J-9,
	0.14%, 7/07/09 (a)	45,300	45,300,000
	City of New York New York, GO, Fiscal 2008, VRDN, Sub-Series J-11,
	0.30%, 7/07/09 (a)	12,300	12,300,000
	City of New York New York, GO, ROCS, VRDN, Series II R 251A, 0.85%,
	7/07/09 (a)(b)	30,000	30,000,000
	City of New York New York, GO, VRDN, Series B-2, Sub-Series B-9,
	Remarketed, 0.17%, 7/07/09 (a)	8,700	8,700,000
	City of New York New York, GO, VRDN, Series E, Sub-Series E-3,
	0.22%, 7/01/09 (a)	1,000	1,000,000
	City of New York New York, GO, VRDN, Series F-4,
	0.25%, 7/07/09 (a)	6,860	6,860,000
	City of New York New York, GO, VRDN, Series F-5,
	0.25%, 7/07/09 (a)	11,675	11,675,000
	City of New York New York, GO, VRDN, Sub-Series A-3,
	0.17%, 7/07/09 (a)	25,800	25,800,000
	City of New York New York, GO, VRDN, Sub-Series A-9,
	0.20%, 7/07/09 (a)	2,520	2,520,000
	City of New York New York, GO, VRDN, Sub-Series C-2,
	0.25%, 7/07/09 (a)	7,615	7,615,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names, and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
FHA	Federal Housing Administration	PUTTERS	Puttable Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RAN	Revenue Anticipation Notes
FLOATS	Floating Rate Securities	RB	Revenue Bonds
FNMA	Federal National Mortgage Association	ROCS	Reset Option Certificates
FSA	Financial Security Assurance Inc.	TAN	Tax Anticipation Notes
GNMA	Government National Mortgage Association	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
City of New York New York, GO, VRDN, Sub-Series C-3,
0.20%, 7/07/09 (a)	$ 12,815	$ 12,815,000
City of New York New York, GO, VRDN, Sub-Series E-2,
0.20%, 7/01/09 (a)	2,800	2,800,000
City of New York New York, GO, VRDN, Sub-Series F-3,
0.30%, 7/07/09 (a)	5,725	5,725,000
City of New York New York, GO, VRDN, Sub-Series H-2,
0.13%, 7/07/09 (a)	5,600	5,600,000
City of New York New York, GO, VRDN, Sub-Series H-6,
0.23%, 7/07/09 (a)	9,515	9,515,000
City of New York New York, GO, VRDN, Sub-Series J-4,
0.28%, 7/01/09 (a)	2,710	2,710,000
City of New York New York, GO, VRDN, Sub-Series L-3,
0.28%, 7/01/09 (a)	9,550	9,550,000
City of New York New York, GO, VRDN, Sub-Series L-5,
0.65%, 7/01/09 (a)	3,000	3,000,000
City of New York New York, GO, VRDN, Sub-Series L-6,
0.25%, 7/01/09 (a)	9,200	9,200,000
City of New York, New York, JPMorgan Chase, DRIVERS Trust, GO,
PUTTERS, Series 3282, 0.26%, 7/07/09 (a)(b)(c)	3,325	3,325,000
Cohoes Industrial Development Agency, RB, VRDN, Eddy Cohoes
Project, 0.20%, 7/07/09 (a)	7,600	7,600,000
County of Chautauqua New York, GO, BAN, 2.25%, 1/15/10	9,996	10,053,053
Eclipse Funding Trust, RB, 2006-0004, Solar Eclipse, New York, VRDN,
0.19%, 7/07/09 (a)(b)	20,575	20,575,000
Erie County Fiscal Stability Authority, Revenue Notes, BAN, Series A,
2.00%, 5/19/10	31,500	31,803,837
Erie County Industrial Development Agency, RB, VRDN, Claddagh
Commission Inc. Project, 3.45%, 7/07/09 (a)	1,055	1,055,000
Guilderland Central School District, New York, GO, BAN,
1.50%, 6/18/10	11,815	11,900,014
Guilderland Industrial Development Agency, New York, RB, VRDN,
Multi-Mode, West Turnpike, Series A, 3.45%, 7/07/09 (a)	1,995	1,995,000
Hunter-Tannersville Central School District, New York, GO, BAN,
2.75%, 7/17/09	7,512	7,515,778
Hyde Park Central School District, New York, GO, BAN,
1.50%, 6/25/10	7,040	7,041,458
Irvington Union Free School District, New York, GO, TAN,
1.75%, 6/18/10	3,300	3,327,170
Kenmore-Tonawanda Union Free School District, New York, GO, BAN,
3.00%, 9/10/09	5,564	5,575,510
Lancaster Town New York, GO, BAN, 3.00%, 7/22/09	7,360	7,364,483
Levittown Union Free School District, New York, GO, BAN,
2.75%, 7/17/09	6,040	6,043,100
Long Island Power Authority, RB, VRDN, Sub-Series 2, Sub-Series 2A,
0.50%, 7/07/09 (a)	12,160	12,160,000
Long Island Power Authority, RB, VRDN, Sub-Series 3B, Remarketed,
0.30%, 7/01/09 (a)	4,300	4,300,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Metropolitan Transportation Authority, RB, VRDN, Refunding, Sub-
Series B-2, 0.25%, 7/07/09 (a)	$ 6,675	$ 6,675,000
Monroe County Industrial Development Agency, IDRB, VRDN, Klein
Steel Service, AMT, 0.45%, 7/07/09 (a)(c)	7,885	7,885,000
Monticello Central School District, New York, GO, BAN,
2.50%, 7/24/09	5,305	5,307,086
Mount Pleasant Central School District, New York, GO, TAN,
1.25%, 11/03/09	4,200	4,205,125
Mount Sinai Union Free School District, New York, GO, TAN,
1.75%, 6/30/10	10,500	10,614,030
Nassau County Industrial Development Agency, RB, Clinton Plaza
Senior Housing Project, (FNMA), AMT, VRDN, 0.55%, 7/07/09 (a)	13,250	13,250,000
Nassau County Interim Finance Authority, New York, RB, VRDN, Sales
Tax Secured, Series A, 0.15%, 7/07/09 (a)	15,000	15,000,000
Nassau Health Care Corp., RB, VRDN, 0.15%, 7/07/09 (a)	6,500	6,500,000
New York City Health & Hospital Corp., RB, VRDN Health System,
Series C, 0.13%, 7/07/09 (a)	7,700	7,700,000
New York City Housing Development Corp., RB, ROCS, Series II R-
11699, AMT, VRDN, 0.43%, 7/07/09 (a)(c)	6,560	6,560,000
New York City Housing Development Corp., RB, Series I-1 Remarketed,
AMT, VRDN, 0.60%, 8/13/09 (a)	1,300	1,300,000
New York City Housing Development Corp., RB, Series I-2 Remarketed,
AMT, VRDN, 0.72%, 5/13/10 (a)	13,250	13,250,000
New York City Housing Development Corp., RB, Series M,
VRDN, 1.20%, 12/22/09 (a)	11,400	11,400,000
New York City Housing Development Corp., RB, VRDN, 155 West 21st
Street Development, Series A, (FNMA), AMT, 0.28%, 7/07/09 (a)	11,500	11,500,000
New York City Housing Development Corp., RB, VRDN, 1405 Fifth Ave
Apartments, Series A, AMT, 0.30%, 7/07/09 (a)	9,500	9,500,000
New York City Housing Development Corp., RB, VRDN, Atlantic Court
Apartments, Series A, (FHLMC), AMT, 0.30%, 7/07/09 (a)	10,900	10,900,000
New York City Housing Development Corp., RB, VRDN, Brittany
Development, Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	24,830	24,830,000
New York City Housing Development Corp., RB, VRDN, Lyric
Development, Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	12,765	12,765,000
New York City Housing Development Corp., RB, VRDN, Mortgage,
Parkview II Apartments, Series A, AMT, 0.40%, 7/07/09 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN, Mortgage,
Spring Creek, Series A, AMT, 0.40%, 7/07/09 (a)	21,000	21,000,000
New York City Housing Development Corp., RB, VRDN, One Columbus
Place Development, Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	13,700	13,700,000
New York City Housing Development Corp., RB, VRDN, Related,
Carnegie Park, Series A, (FNMA), 0.18%, 7/07/09 (a)	26,550	26,550,000
New York City Housing Development Corp., RB, VRDN, Related, Sierra
Development, Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	14,065	14,065,000
New York City Housing Development Corp., RB, VRDN, Related, West
89th Street Development, Series A, AMT, 0.28%, 7/07/09 (a)	35,400	35,400,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City Housing Development Corp., RB, VRDN, Series A,
(FNMA), AMT, 0.30%, 7/07/09 (a)	$ 35,400	$ 35,400,000
New York City Housing Development Corp., RB, VRDN, Series A-1, B,
AMT, 0.35%, 7/07/09 (a)	11,505	11,505,000
New York City Housing Development Corp., RB, VRDN, Series H-2, B,
AMT, 0.25%, 7/01/09 (a)	45,290	45,290,000
New York City Housing Development Corp., RB, VRDN, Susans Court,
Series A, AMT, 0.40%, 7/07/09 (a)	19,000	19,000,000
New York City Housing Development Corp., RB, VRDN, W 43rd Street
Development, Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	19,400	19,400,000
New York City Housing Development Corp., RB, VRDN, West 61st
Street Apartments, Series A, (FNMA), AMT, 0.28%, 7/07/09 (a)	15,000	15,000,000
New York City Housing Development Corp., RB, VRDN, West End
Towers, Series A, (FNMA), AMT, 0.30%, 7/07/09 (a)	34,000	34,000,000
New York City Industrial Development Agency, RB, VRDN, Air Express
International Corp. Project, AMT, 0.32%, 7/07/09 (a)	14,000	14,000,000
New York City Industrial Development Agency, RB, VRDN, College of
Mt Saint Vincent, Series B, RADIAN, 0.21%, 7/07/09 (a)	2,350	2,350,000
New York City Industrial Development Agency, RB, VRDN, Heart Share
Human Services, Series A, 0.26%, 7/07/09 (a)	4,700	4,700,000
New York City Industrial Development Agency, RB, VRDN, Lycee
Francais De New York Project, Series B, 0.14%, 7/07/09 (a)	3,350	3,350,000
New York City Industrial Development Agency, RB, VRDN, Refunding,
Brooklyn Heights, 0.26%, 7/07/09 (a)	5,975	5,975,000
New York City Industrial Development Agency, RB, VRDN, Refunding &
Improvement, Touro College, 0.25%, 7/07/09 (a)	4,435	4,435,000
New York City Industrial Development Agency, RB, VRDN, USA Waste
Services New York City Project, AMT, 0.10%, 7/07/09 (a)	10,700	10,700,000
New York City Municipal Water Finance Authority, RB, 2nd General,
Fiscal 2008, Series BB-1, VRDN, 0.25%, 7/01/09 (a)	19,500	19,500,000
New York City Municipal Water Finance Authority, RB, 2nd General,
Fiscal 2008, Series BB-3, VRDN, 0.15%, 7/01/09 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority, RB, Eagle, Series
2008-0023, Class A, VRDN, 0.44%, 7/07/09 (a)	22,675	22,675,000
New York City Municipal Water Finance Authority, RB, FLOATS, VRDN,
Series 1501, 0.28%, 7/07/09 (a)(b)	5,980	5,980,000
New York City Municipal Water Finance Authority, RB, PUTTERS,
VRDN, Series 988, 0.26%, 7/07/09 (a)(b)	10,665	10,665,000
New York City Municipal Water Finance Authority, RB, PUTTERS,
VRDN, Series 2540, 0.26%, 7/07/09 (a)(b)	1,460	1,460,000
New York City Municipal Water Finance Authority, RB, PUTTERS,
VRDN, Series 2559, 0.26%, 7/07/09 (a)(b)	1,775	1,775,000
New York City Municipal Water Finance Authority, RB, ROCS, VRDN,
Series II R-9301, 0.44%, 7/07/09 (a)(b)(c)	7,985	7,985,000
New York City Municipal Water Finance Authority, RB, ROCS, VRDN,
Series II R-11756, 0.35%, 7/07/09 (a)(b)(c)	7,000	7,000,000
New York City Municipal Water Finance Authority, RB, VRDN, Sub-
Series B-3, 0.28%, 7/01/09 (a)	5,300	5,300,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City Municipal Water Finance Authority, RB, VRDN, Sub-
Series F1A, Remarketed, 0.15%, 7/07/09 (a)	$ 33,600	$ 33,600,000
New York City Municipal Water Finance Authority, RB, VRDN, Sub-
Series F1B, Remarketed, 0.15%, 7/07/09 (a)	21,000	21,000,000
New York City New York City Municipal Water Finance Authority,
TECP, 0.55%, 8/14/09	12,500	12,500,000
New York City Transitional Finance Authority, RB, Future Tax Secured,
Series A-1, VRDN, 0.45%, 7/07/09 (a)	2,200	2,200,000
New York City Transitional Finance Authority, RB, Future Tax Secured,
Series A-2, VRDN, 0.17%, 7/07/09 (a)	37,615	37,615,000
New York City Transitional Finance Authority, RB, Future Tax Secured,
Sub-Series B-3, VRDN, 0.30%, 7/07/09 (a)	27,550	27,550,000
New York City Transitional Finance Authority, RB, New York City
Recovery, Series 1, Sub-Series 1 C, VRDN, 0.27%, 7/01/09 (a)	5,710	5,710,000
New York City Transitional Finance Authority, RB, New York City
Recovery, Series 3, Sub-Series 3 F, VRDN, 0.18%, 7/01/09 (a)	4,300	4,300,000
New York City Transitional Finance Authority, RB, New York City
Recovery, Series 3, Sub-Series 3 G, VRDN, 0.17%, 7/07/09 (a)	47,810	47,810,000
New York City Transitional Finance Authority, RB, VRDN, Sub-Series
2B, 1.00%, 7/07/09 (a)	20,350	20,350,000
New York City Transitional Finance Authority, RB, VRDN, Sub-Series
2C, 0.25%, 7/07/09 (a)	1,655	1,655,000
New York City Transitional Finance Authority, Special Tax, Future Tax
Secured, Series C, VRDN, 0.25%, 7/07/09 (a)	70,000	70,000,000
New York City Trust for Cultural Resources, RB, Refunding, Museum
Modern Art, 1A, VRDN, 4.00%, 7/07/09 (a)	4,390	4,398,523
New York City Trust for Cultural Resources, RB, VRDN, Lincoln Center
Arts, Series B-1, 0.17%, 7/07/09 (a)	3,750	3,750,000
New York City Trust for Cultural Resources, RB, VRDN, Refunding,
Lincoln Center, Series A-1, 0.27%, 7/01/09 (a)	9,900	9,900,000
New York City Trust for Cultural Resources, RB, VRDN, Refunding,
Manhattan School Music, Series A, 0.20%, 7/07/09 (a)	7,050	7,050,000
New York City Trust for Cultural Resources, RB, VRDN, Refunding,
Series American Museum Natural, Series A 1, 0.27%, 7/01/09 (a)	25,190	25,190,000
New York Liberty Development Corporation, BB&T Municipal Trust,
RB, FLOATS, VRDN, Series 2025, 0.18%, 7/07/09 (a)(b)	15,855	15,855,000
New York Local Government Assistance Corp., New York, RB, VRDN,
Refunding, Senior Lien, Series B-BV, 0.18%, 7/07/09 (a)	3,300	3,300,000
New York Local Government Assistance Corp., New York, RB, VRDN,
Refunding, Subordinate Lien, Series 4V, (FSA), 1.00%, 7/07/09 (a)	21,500	21,500,000
New York Local Government Assistance Corp., New York, RB, VRDN,
Refunding, Subordinate Lien, Series B-3V, 0.20%, 7/07/09 (a)	66,000	66,000,000
New York Local Government Assistance Corp., New York, RB, VRDN,
Series A, 0.25%, 7/07/09 (a)	31,300	31,300,000
New York Local Government Assistance Corp., New York, RB, VRDN,
Series B, 0.16%, 7/07/09 (a)	83	83,000
New York Local Government Assistance Corp., New York, RB, VRDN,
Series B, 0.23%, 7/07/09 (a)	2,020	2,020,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York Local Government Assistance Corp., New York, RB, VRDN,
Series C, 0.70%, 7/07/09 (a)	$ 8,500	$ 8,500,000
New York Local Government Assistance Corp., New York, RB, VRDN,
Series E, 0.28%, 7/07/09 (a)	15,135	15,135,000
New York Mortgage Agency, New York, RB, ROCS, VRDN, Series II, R-
11701, AMT, 0.43%, 7/07/09 (a)(b)(c)	9,905	9,905,000
New York Mortgage Agency, New York, RB, ROCS, VRDN, Series II, R-
11705, AMT, 0.43%, 7/07/09 (a)(b)(c)	6,780	6,780,000
New York Mortgage Agency, New York, RB, ROCS, VRDN, Series II R-
11707, AMT, 0.43%, 7/07/09 (a)(b)(c)	6,210	6,210,000
New York Mortgage Agency, New York, RB, VRDN, Homeowner
Mortgage, Series 125, AMT, 1.20%, 7/07/09 (a)	25,000	25,000,000
New York Mortgage Agency, New York, RB, VRDN, Homeowner
Mortgage, Series 129, AMT, 0.79%, 7/07/09 (a)	26,000	26,000,000
New York Mortgage Agency, New York, RB, VRDN, Mortgage, 37th
Series, AMT, 0.85%, 7/07/09 (a)	19,800	19,800,000
New York Mortgage Agency, New York, RB, VRDN, Non Ace, Home,
162, 0.20%, 7/07/09 (a)	8,300	8,300,000
New York Mortgage Agency, New York, RB, VRDN, Non Ace, Series 159,
0.27%, 7/07/09 (a)	20,000	20,000,000
New York Mortgage Agency, New York, RB, VRDN, Series 147, AMT,
0.85%, 7/07/09 (a)	25,000	25,000,000
New York State Commissioner General Services, RB, VRDN, People
State of NY, Certificates Lease, 0.23%, 7/07/09 (a)	12,756	12,756,000
New York State Dormitory Authority, JPMorgan Chase, DRIVERS Trust,
RB, PUTTERS, VRDN, Series 3280, 0.26%, 7/07/09 (a)(b)(c)	3,325	3,325,000
New York State Dormitory Authority, RB, FLOATS, Series 3011, (FHA),
VRDN, 0.28%, 7/07/09 (a)(b)(c)	9,905	9,905,000
New York State Dormitory Authority, RB, ROCS, VRDN, Series II, R-
11560, 0.34%, 7/07/09 (a)(b)	2,200	2,200,000
New York State Dormitory Authority, RB, ROCS, VRDN, Series II, R-
12277, 0.45%, 7/07/09 (a)(b)(c)	6,500	6,500,000
New York State Dormitory Authority, RB, VRDN, City University,
Consolidated 5th, Series C, 0.20%, 7/07/09 (a)	4,000	4,000,000
New York State Dormitory Authority, RB, VRDN, City University,
Consolidated 5th, Series D, 0.14%, 7/07/09 (a)	10,000	10,000,000
New York State Dormitory Authority, RB, VRDN, Cornell University,
Series A, 0.18%, 7/07/09 (a)	5,000	5,000,000
New York State Dormitory Authority, RB, VRDN, Cornell University,
Series B, 0.18%, 7/07/09 (a)	9,265	9,265,000
New York State Dormitory Authority, RB, VRDN, Cornell University,
Series A, Remarketed, 0.18%, 7/07/09 (a)	5,000	5,000,000
New York State Dormitory Authority, RB, VRDN, Cornell University,
Series B, Remarketed, 0.18%, 7/07/09 (a)	9,765	9,765,000
New York State Dormitory Authority, RB, VRDN, Columbia University,
Series A, 0.17%, 7/07/09 (a)	15,000	15,000,000
New York State Dormitory Authority, RB, VRDN, Eagle, Series 2006-
0164, Class A, 0.34%, 7/07/09 (a)	17,000	17,000,000
New York State Dormitory Authority, RB, VRDN, Eagle, Series 2007-
0002, Class A, 0.34%, 7/07/09 (a)	21,800	21,800,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York State Dormitory Authority, RB, VRDN, Mental Health,
Remarketed, 0.25%, 7/01/09 (a)	$ 30,015	$ 30,015,000
New York State Dormitory Authority, RB, VRDN, Mental Health
Services, Sub-Series D-2E, 0.25%, 7/07/09 (a)	2,800	2,800,000
New York State Dormitory Authority, RB, VRDN, Mental Health
Services Sub-Series D-2G, 0.25%, 7/07/09 (a)	25,385	25,385,000
New York State Dormitory Authority, RB, VRDN, Rockefeller, Series A-
2, 0.10%, 7/07/09 (a)	8,300	8,300,000
New York State Dormitory Authority, RB, VRDN, Rockefeller
University, Series B, 0.17%, 7/07/09 (a)	6,700	6,700,000
New York State Dormitory Authority, RB, VRDN, New York Library,
Series B, Remarketed, 0.18%, 7/07/09 (a)	7,245	7,245,000
New York State Dormitory Authority, RB, VRDN, PUTTERS, Series 1955,
0.26%, 7/07/09 (a)(b)	6,615	6,615,000
New York State Energy Research & Development Authority, RB, VRDN,
Con Ed Co., Sub-Series C-1, AMT, 0.34%, 7/07/09 (a)	5,400	5,400,000
New York State Energy Research & Development Authority, RB, VRDN,
Con Ed Co., Sub-Series C-2, AMT, 0.54%, 7/07/09 (a)	6,000	6,000,000
New York State Energy Research & Development Authority, RB, VRDN,
Con Ed Co., Sub-Series C-3, AMT, 0.38%, 7/07/09 (a)	27,500	27,500,000
New York State Energy Research & Development Authority, RB, VRDN,
Refunding, (New York State Electric and Gas Corporation), Series B,
Remarketed, 0.28%, 7/07/09 (a)	7,000	7,000,000
New York State Energy Research & Development Authority, RB, VRDN,
Refunding, (New York State Electric and Gas Corporation), Series C,
Remarketed, 0.20%, 7/07/09 (a)	8,200	8,200,000
New York State Energy Research & Development Authority, RB, VRDN,
Refunding, (New York State Electric and Gas Corporation), Series D1,
Remarketed, 0.25%, 7/07/09 (a)	17,500	17,500,000
New York State Energy Research & Development Authority, RB, VRDN,
Refunding, (New York State Electric and Gas Corporation), Series D2,
Remarketed, 0.25%, 7/07/09 (a)	3,500	3,500,000
New York State Environmental Facilities Corp., New York, RB,
PUTTERS, VRDN, Series 2900, 0.26%, 7/07/09 (a)(b)	3,500	3,500,000
New York State HFA, RB, VRDN, 80 DeKalb Ave Apartments, Series A,
AMT, 0.28%, 7/07/09 (a)	32,850	32,850,000
New York State HFA, RB, VRDN, 125 West 31st Street Housing, Series
A, (FNMA), AMT, 0.28%, 7/07/09 (a)	15,000	15,000,000
New York State HFA, RB, VRDN, 240 E 39th Street Housing,
Remarketed, AMT, 0.30%, 7/07/09 (a)	29,100	29,100,000
New York State HFA, RB, VRDN, 316 Eleventh Ave Housing, Series A,
(FNMA), AMT, 0.28%, 7/07/09 (a)	25,000	25,000,000
New York State HFA, RB, VRDN, 360 West 43, Series A, Remarketed,
(FNMA), AMT, 0.28%, 7/07/09 (a)	23,565	23,565,000
New York State HFA, RB, VRDN, 750 6th Ave, Series A, Remarketed,
(FNMA), AMT, 0.28%, 7/07/09 (a)	5,000	5,000,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York State HFA, RB, VRDN, 1500 Lex Ave, Series A, Remarketed,
(FNMA), AMT, 0.40%, 7/07/09 (a)	$ 4,400	$ 4,400,000
New York State HFA, RB, VRDN, Housing, 363 West 30th Street, Series
A, (FHLMC), AMT, 0.30%, 7/07/09 (a)	12,150	12,150,000
New York State HFA, RB, VRDN, Housing, Gethsemane Apartments,
Series A, (FNMA), AMT, 0.35%, 7/07/09 (a)	12,000	12,000,000
New York State HFA, RB, VRDN, Housing, Grace Towers, Series A,
(FHLMC), AMT, 0.30%, 7/07/09 (a)	4,975	4,975,000
New York State HFA, RB, VRDN, Housing, Kew Gardens Hills, Series A,
(FNMA), AMT, 0.30%, 7/07/09 (a)	5,600	5,600,000
New York State HFA, RB, VRDN, Housing, Series A, Remarketed,
(FNMA), AMT, 0.28%, 7/07/09 (a)	22,900	22,900,000
New York State HFA, RB, VRDN, Refunding, Series C, 0.65%,
7/07/09 (a)	6,900	6,900,000
New York State HFA, RB, VRDN, Refunding, Series M-2, Remarketed,
0.20%, 7/07/09 (a)	4,200	4,200,000
New York State HFA, RB, VRDN, Series Avalon Bowery Place II, Series
A, AMT, 0.53%, 7/07/09 (a)	25,000	25,000,000
New York State HFA, RB, VRDN, Victory Housing, Series 2001, Series A,
(FHLMC), AMT, 0.28%, 7/07/09 (a)	12,700	12,700,000
New York State HFA, RB, VRDN, Victory Housing, Series 2002, Series A,
(FHLMC), AMT, 0.28%, 7/07/09 (a)	19,000	19,000,000
New York State HFA, RB, VRDN, West 33rd Street Housing, Series A,
(FNMA), AMT, 0.30%, 7/07/09 (a)	3,400	3,400,000
New York State HFA, RB, VRDN, Worth Street, Series A, Remarketed,
(FNMA), AMT, 0.28%, 7/07/09 (a)	4,500	4,500,000
New York State HFA, RB, VRDN, Worth Street, Series A, Remarketed,
(FNMA), AMT, 0.28%, 7/07/09 (a)	9,100	9,100,000
New York State Urban Development Corp., RB, PUTTERS, VRDN, Series
2750, 0.26%, 7/07/09 (a)(b)	5,000	5,000,000
Oneida County Industrial Development Agency, New York, RB, VRDN,
Rome Properties LLC Project, AMT, 3.45%, 7/07/09 (a)	3,870	3,870,000
Onondaga County Industrial Development Agency, New York, RB,
VRDN, G A Braun Inc. Project, AMT, 0.45%, 7/07/09 (a)	9,995	9,995,000
Onondaga County Industrial Development Agency, New York, RB,
VRDN, Peregrine International LLC Project, AMT, 0.35%, 7/07/09 (a)	1,575	1,575,000
Onondaga County Industrial Development Agency, New York, RB,
VRDN, Syracuse University Project, Series B, 0.20%, 7/07/09 (a)	3,885	3,885,000
Oswego County Industrial Development Agency, New York, RB, VRDN,
O H Properties Inc. Project, Series A, 0.45%, 7/07/09 (a)	1,530	1,530,000
Otsego County Industrial Development Agency, New York, RB, VRDN,
Templeton Foundation Project, Series A, 3.15%, 7/07/09 (a)	2,745	2,745,000
Penfield Central School District, New York, GO, BAN, 1.25%, 1/29/10	11,000	11,038,114
Pleasantville Union Free School District, New York, GO, BAN,
1.25%, 5/04/10	13,500	13,588,400
Port Authority of New York & New Jersey, RB, FLOATS, VRDN, Series
766, (FSA), 0.37%, 7/07/09 (a)(b)	1,745	1,745,000
Port Authority of New York & New Jersey, RB, FLOATS, VRDN, Series
2977, AMT, 0.35%, 7/07/09 (a)(b)(c)	7,110	7,110,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Port Authority of New York & New Jersey, RB, PUTTERS, VRDN, Series
2945, AMT, 0.41%, 7/07/09 (a)(b)	$ 1,665	$ 1,665,000
Ramapo Housing Authority, New York, RB, VRDN, Fountainview
College Road, 0.45%, 7/07/09 (a)	14,630	14,630,000
Red Hook Central School District, New York, GO, BAN, 2.50%, 7/29/09	7,375	7,380,244
Rockland County Industrial Development Agency, New York, RB, VRDN,
Dominican Collateral Project, Series A, 0.26%, 7/07/09 (a)	6,525	6,525,000
Rockland County Industrial Development Agency, New York, RB, VRDN,
Dominican Collateral Project, Series B, 0.26%, 7/07/09 (a)	2,920	2,920,000
Rockland County Industrial Development Agency, New York, RB, VRDN,
Dominican College Project, Series A, 0.26%, 7/07/09 (a)	9,135	9,135,000
Rocky Point Union Free School District, New York, GO, TAN,
1.50%, 6/30/10	5,100	5,146,104
Schenectady City School District, New York, GO, BAN,
2.75%, 7/10/09	4,796	4,796,809
Schenectady City School District, New York, GO, RAN,
2.75%, 7/31/09	6,500	6,501,942
Shenendehowa Central School District, New York, GO, BAN,
1.40%, 6/25/10	7,936	7,937,571
Suffolk County Industrial Development Agency, New York, RB, VRDN,
Touro College Project, 0.25%, 7/07/09 (a)	2,080	2,080,000
Suffolk County Water Authority, New York, RB, 0.15%, 1/15/13	31,330	31,330,000
Town of Hamburg New York, GO, BAN, Various Purpose,
2.75%, 7/16/09	5,960	5,962,722
Town of Huntington New York, GO, VRDN, Refunding, Public
Improvement, 3.00%, 6/15/10 (a)	855	875,571
Town of Perinton New York, GO, BAN, 3.50%, 12/22/09	7,180	7,260,994
Triborough Bridge & Tunnel Authority, New York, RB, VRDN, General,
Series A, 0.75%, 7/07/09 (a)	39,965	39,965,000
Triborough Bridge & Tunnel Authority, New York, RB, VRDN, General,
Series A-1, 2.00%, 1/20/10 (a)	20,000	20,150,207
Triborough Bridge & Tunnel Authority, New York, RB, VRDN, General,
Series B, Remarketed, 0.13%, 7/07/09 (a)	5,900	5,900,000
Triborough Bridge & Tunnel Authority, New York, RB, VRDN,
Refunding, Sub-Series B-2, 0.70%, 7/07/09 (a)	102,300	102,300,000
Triborough Bridge & Tunnel Authority, New York, RB, VRDN,
Refunding, Sub-Series B-3, 0.25%, 7/07/09 (a)	6,300	6,300,000
Triborough Bridge & Tunnel Authority, New York, RB, VRDN,
Refunding, Sub-Series B-4, 0.55%, 7/07/09 (a)	22,615	22,615,000
Troy IDA, New York, RB, VRDN, Rensselaer Polytechnic, Series A,
0.18%, 7/07/09 (a)	1,000	1,000,000
Troy IDA, New York, RB, VRDN, Rensselaer, Series D, Remarketed,
0.18%, 7/07/09 (a)	13,250	13,250,000
Town of Vestal New York, GO, BAN, VRDN, 1.75%, 5/21/10 (a)	8,480	8,542,067
Ulster County Industrial Development Agency, RB, VRDN, Kingston
Regional Senior Living, Series C, 0.20%, 7/07/09 (a)	8,940	8,940,000
Village of Tarrytown New York, GO, BAN, Series B, 3.00%, 11/13/09	6,138	6,163,466

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
West Babylon Union Free School District, New York, GO, BAN,
2.75%, 7/30/09	$ 4,710	$ 4,713,074
Westchester County Industrial Development Agency, New York, RB,
VRDN, Northern Westchester Hospital, 0.20%, 7/07/09 (a)	3,930	3,930,000
Yonkers Industrial Development Agency, New York, RB, MERLOTS,
Series A01, (GNMA), AMT, VRDN, 0.36%, 7/07/09 (a)(b)	1,500	1,500,000
Total Investments (Cost - $2,649,177,021*) - 98.9%		2,649,177,021
Other Assets Less Liabilities - 1.1%		29,149,770
Net Assets - 100.0%		$ 2,678,326,791

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2 **	$ 2,649,177,021
Level 3	-
Total	$ 2,649,177,021

** See above Schedule of Investments for values in each state.

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
North Carolina - 95.4%	Alamance County Industrial Facilities & Pollution Control
	Financing Authority, North Carolina, IDRB, Millender Project,
	AMT, VRDN, 0.57%, 7/07/09 (a)	$ 1,200	$ 1,200,000
	Buncombe County Industrial Facilities & Pollution Control
	Financing Authority, North Carolina, IDRB, Refunding,
	Alliance, AMT, VRDN, 0.56%, 7/07/09 (a)	400	400,000
	Charlotte-Mecklenburg Hospital Authority, North Carolina, RB,
	VRDN, Carolinas, Series K, (FSA), 2.50%, 7/07/09 (a)	3,000	3,000,000
	Charlotte-Mecklenburg Hospital Authority, North Carolina, RB,
	VRDN, Refunding, Carolinas Healthcare, Series C, 0.30%,
	7/01/09 (a)	1,200	1,200,000
	City of Raleigh North Carolina, COP, Governmental Facilities
	Project, VRDN, 3.00%, 11/25/09 (a)	9,000	9,061,236
	City of Raleigh North Carolina, COP, VRDN, Downtown
	Improvement Project, Series A, 2.50%, 1/20/10 (a)	6,000	6,061,032
	City of Raleigh North Carolina, COP, VRDN, Downtown
	Improvement Project, Series B, 0.59%, 7/07/09 (a)	1,500	1,500,000
	City of Winston-Salem North Carolina, COP, VRDN,
	Series C, 0.65%, 7/07/09 (a)	7,000	7,000,000
	Cleveland County Industrial Facilities & Pollution Control
	Financing Authority, North Carolina, RB, VRDN, Blachford
	Rubber Project, AMT, 1.50%, 7/07/09 (a)	3,450	3,450,000
	County of Wake North Carolina, GO, BAN, 3.50%, 10/15/09	5,500	5,528,536
	Fayetteville Public Works Commission, North Carolina, RB,
	VRDN, Refunding, Series A, (FSA), 1.00%, 7/07/09 (a)	4,065	4,065,000
	Gaston County Industrial Facilities & Pollution Control
	Financing Authority, North Carolina, IDRB, VRDN, Marlatex
	Corp. Project, AMT, 0.62%, 7/07/09 (a)	1,105	1,105,000
	Guilford County Industrial Facilities & Pollution Control
	Financing Authority, IDRB, National Sherman, AMT, VRDN,
	0.67%, 7/07/09 (a)	2,600	2,600,000
	Lee County Industrial Facilities & Pollution Control Financing
	Authority, North Carolina, RB, Lee Central LLC Project,
	AMT, VRDN, 0.57%, 7/07/09 (a)	2,670	2,670,000
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity
BAN	Bond Anticipation Notes		Optional Tenders
COP	Certificates of Participation	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Options Certificates
FSA	Financial Security Assurance Inc.	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	TRAN	Tax Revenue Anticipation Notes
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
IDRB	Industrial Development Revenue Bonds

1

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Lee County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, RB, VRDN, Arden Corp.
Project, AMT, 1.00%, 7/07/09 (a)	$ 2,550	$ 2,550,000
Lincoln County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, IDRB, VRDN, Sabo USA
Inc. Project, AMT, 0.39%, 7/07/09 (a)	1,900	1,900,000
North Carolina Agricultural Finance Authority, North Carolina,
RB, VRDN, Albemarle Cotton Growers, AMT,
0.57%, 7/07/09 (a)	1,900	1,900,000
North Carolina Agricultural Finance Authority, North Carolina,
RB, VRDN, Harvey Fertilizer & Gas Project, AMT,
0.62%, 7/07/09 (a)	910	910,000
North Carolina, BB&T Municipal Trust, RB, FLOATS, VRDN,
Series 1008, 0.30%, 7/07/09 (a)(b)	6,135	6,135,000
North Carolina, BB&T Municipal Trust, RB, FLOATS, VRDN,
Series 1009, 0.30%, 7/07/09 (a)(b)	4,705	4,705,000
North Carolina, BB&T Municipal Trust, RB, FLOATS, VRDN,
Series 1011, 0.30%, 7/07/09 (a)(b)	5,480	5,480,000
North Carolina Capital Facilities Finance Agency, RB, Eagle,
VRDN, Series 2006-0139, Class A, 0.35%, 7/07/09 (a)	1,900	1,900,000
North Carolina Capital Facilities Finance Agency, RB, VRDN,
Safety Test & Equipment Project, Series A-2, AMT,
0.85%, 7/07/09 (a)	1,495	1,495,000
North Carolina Capital Facilities Finance Agency, TECP,
0.30%, 8/03/09	1,200	1,200,000
North Carolina Educational Facilities Finance Agency, North
Carolina, RB, VRDN, Duke University Project, Series A,
0.17%, 7/07/09 (a)	3,100	3,100,000
North Carolina Educational Facilities Finance Agency, North
Carolina, RB, VRDN, Duke University Project, Series A,
0.17%, 7/07/09 (a)	2,700	2,700,000
North Carolina Educational Facilities Finance Agency, North
Carolina, RB, VRDN, Duke University Project, Series B,
0.17%, 7/07/09 (a)	3,950	3,950,000
North Carolina HFA, North Carolina, RB, Home Ownership,
Series 17, C, AMT, VRDN, 0.32%, 7/07/09 (a)	7,125	7,125,000
North Carolina HFA, North Carolina, RB, MERLOTS, VRDN,
Series B-12, AMT, 0.36%, 7/07/09 (a)(b)(c)	5,640	5,640,000
North Carolina HFA, North Carolina, RB, ROCS, VRDN, Series
II, R-175, AMT, 0.43%, 7/07/09 (a)(b)(c)	2,425	2,425,000
North Carolina HFA, North Carolina, RB, VRDN, Home
Ownership, Series 18-C, AMT, 0.32%, 7/07/09 (a)	3,400	3,400,000
North Carolina Medical Care Commission, North Carolina, RB,
ROCS, VRDN, Series II R-10313, 0.45%, 7/07/09 (a)(b)	11,500	11,500,000
North Carolina Medical Care Commission, North Carolina, RB,
VRDN, Novant Health Group, Series B, 0.28%, 7/07/09 (a)	3,670	3,670,000

2

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	North Carolina State Education Assistance Authority, RB,
	VRDN, Refunding, Student Loan, Series A-2, AMT,
	0.38%, 7/07/09 (a)	$ 7,000	$ 7,000,000
	North Carolina State University at Raleigh, RB, VRDN, Series
	B, 0.23%, 7/07/09 (a)	585	585,000
	Piedmont Triad Airport Authority, North Carolina, RB, VRDN,
	Purpose, Cessna Aircraft Co. Project, AMT,
	0.55%, 7/01/09 (a)	400	400,000
	Rowan County Industrial Facilities & Pollution Control
	Financing Authority, North Carolina, IDRB, Hon Industries
	Project, AMT, VRDN, 0.57%, 7/07/09 (a)	2,300	2,300,000
	Rutherford County Industrial Facilities & Pollution Control
	Financing Authority, North Carolina, RB, VRDN, Industrial, All
	American Homes of North Carolina, AMT, 0.65%, 7/07/09 (a)	1,800	1,800,000
	Stanley County Industrial Facilities & Pollution Control
	Financing Authority, North Carolina, IDRB, VRDN, Patrick
	Industries Project, AMT, 1.50%, 7/07/09 (a)	1,000	1,000,000
	State of North Carolina, GO, VRDN, Public Improvement,
	Series F, 0.20%, 7/07/09 (a)	3,600	3,600,000
	University of North Carolina at Chapel Hill, RB, VRDN, Series
	B, 0.17%, 7/07/09 (a)	3,155	3,155,000
	University of North Carolina at Chapel Hill, RB, VRDN, Series
	B, 0.32%, 7/01/09 (a)	3,220	3,220,000
	Vance County Industrial Facilities & Pollution Control
	Financing Authority, North Carolina, RB, VRDN, HH Hunt
	Manufacturing Facilities LLC Project, AMT, 0.62%, 7/07/09 (a)	1,660	1,660,000
	Wilson County Industrial Facilities & Pollution Control
	Financing Authority, North Carolina, RB, VRDN, Supreme,
	Murphy Truck Project, AMT, 1.50%, 7/07/09 (a)	1,300	1,300,000
	Yancey County Industrial Facilities & Pollution Control
	Financing Authority, RB, VRDN, Altec Industries Inc. Project,
	AMT, 0.39%, 7/07/09 (a)	4,000	4,000,000
			150,545,804
Puerto Rico - 3.8%	Commonwealth of Puerto Rico, Revenue Notes, TRAN, Sub-
	Series A2, 3.00%, 7/30/09	6,000	6,006,614
	Total Investments (Cost - $156,552,418*) - 99.2%		156,552,418
	Other Assets Less Liabilities - 0.8%		1,297,348
	Net Assets - 100.0%		$ 157,849,766

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

3

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2 **	$ 156,552,418
Level 3	-
Total	$ 156,552,418

** See above Schedule of Investments for values in each state.

4

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Ohio - 100.6%	Akron Bath Copley Joint Township Hospital District, RB, VRDN, Hospital
	Facilities, Summa Health System, Series B, 0.32%, 7/07/09 (a)	$ 940	$ 940,000
	American Municipal Power-Ohio Inc., GO, BAN, 2.25%, 10/29/09	2,700	2,702,223
	American Municipal Power-Ohio Inc., GO, BAN, Various Purpose,
	3.75%, 10/29/09	1,338	1,338,635
	American Municipal Power-Ohio Inc., Notes, BAN, 3.75%, 11/12/09	2,320	2,322,108
	American Municipal Power-Ohio Inc., RB, VRDN, Combustion Turbine
	Project, 2.95%, 7/07/09 (a)	1,800	1,800,000
	American Municipal Power-Ohio Inc., Revenue Notes, BAN, Bryan
	Project, 2.38%, 8/13/09	2,690	2,690,561
	American Municipal Power-Ohio Inc., Revenue Notes, BAN, Electric
	System, Saint Mary's, 4.00%, 10/01/09	900	901,122
	Avon Local School District, GO, BAN, 2.50%, 1/07/10	1,720	1,729,307
	Beavercreek City School District, Ohio, GO, BAN, School Improvement,
	2.00%, 8/18/09	300	300,320
	Butler Technology & Career Development School District, GO, BAN,
	1.50%, 3/18/10	4,600	4,617,910
	Cincinnati City School District, COP, ROCS, Series II R-12049, (FSA),
	VRDN, 0.50%, 7/07/09 (a)(b)	1,000	1,000,000
	City of Barberton Ohio, GO, BAN, Fire Station Improvement,
	2.75%, 7/07/09	1,610	1,610,242
	City of Barberton Ohio, GO, BAN, Street Improvement, 4.00%, 11/12/09	460	460,821
	City of Berea Ohio, GO, BAN, 2.10%, 8/27/09	900	900,350
	City of Berea Ohio, GO, BAN, 1.00%, 3/31/10	3,250	3,255,070
	City of Berea Ohio, Notes, BAN, Various Purpose, 2.50%, 7/02/09	875	875,019
	City of Brecksville Ohio, Notes, BAN, Various Purpose, 2.35%, 7/02/09	1,800	1,800,024
	City of Brooklyn Ohio, GO, BAN, Various Purpose Improvement,
	3.00%, 5/13/10	1,920	1,932,223
	City of Brunswick Ohio, GO, BAN, Traffic Improvement,
	2.85%, 11/19/09	900	900,853
	City of Cleveland Ohio, Eagle Tax-Exempt Trust, RB, Weekly Opt Mode
	Certificates, Series 98, Class 3501, (BHAC), VRDN, 0.40%,
	7/07/09 (a)(b)	4,000	4,000,000
	City of Cleveland Ohio, RB, VRDN, Series A, AMT, 0.40%, 7/07/09 (a)	2,000	2,000,000
	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AGC	Assured Guaranty Corp.	LIFERS	Long Inverse Floating Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance (National
BAN	Bond Anticipation Notes		Public Finance Guaranty Corp.)
BHAC	Berkshire Hathaway Assurance Corp.	MERLOTS	Municipal Exempt Receipts Liquidity
COP	Certificates of Participation		Optional Tenders
FNMA	Federal National Mortgage Association	PUTTERS	Puttable Tax-Exempt Receipts
FSA	Financial Security Assurance Inc.	RB	Revenue Bonds
GNMA	Government National Mortgage Association	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

1

CMA Ohio Municipal Money Fund of CMA Multi-State
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
City of Cleveland Ohio, RB, VRDN, Series Q, 0.30%, 7/07/09 (a)	$ 2,300	$ 2,300,000
City of Cleveland Ohio, RB, VRDN, Series S, 0.29%, 7/07/09 (a)	8,295	8,295,000
City of Columbus Ohio, Deutsche Bank SPEARs/LIFERs Trust, RB, SPEARs,
Series DB-488, (MBIA), VRDN, 0.25%, 7/07/09 (a)(b)	1,400	1,400,000
City of Fairborn Ohio, GO, BAN, Dispatch System, 4.25%, 10/29/09	225	225,540
City of Fairborn Ohio, GO, BAN, Various Purpose, 2.00%, 5/19/10	1,205	1,212,891
City of Fairfield Ohio, GO, BAN, Municipal Court Police,
3.50%, 10/30/09	1,065	1,065,864
City of Fairfield Ohio, GO, BAN, Wastewater System Improvement,
2.25%, 8/28/09	1,500	1,501,191
City of Green Ohio, GO, BAN, Various Purpose, 2.75%, 7/14/09	2,977	2,977,951
City of Huber Heights Ohio, RB, Lasermike Inc. Project, AMT, VRDN,
1.10%, 7/07/09 (a)	445	445,000
City of Independence Ohio, GO, BAN, Various Purpose, 2.13%, 4/28/10	4,700	4,731,664
City of Independence Ohio, RB, VRDN, Refunding, Rockside Spectrum
Building, 0.47%, 7/07/09 (a)	1,890	1,890,000
City of Kent Ohio, GO, BAN, Various Purpose, 3.75%, 10/15/09	700	700,893
City of Lancaster Ohio, GO, BAN, Street Improvement,
3.50%, 10/15/09	600	600,854
City of Lebanon Ohio, GO, BAN, Water System Improvement,
2.13%, 4/07/10	2,800	2,812,191
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial Hospital Project,
0.30%, 7/07/09 (a)	2,700	2,700,000
City of Marysville Ohio, GO, BAN, Wastewater, 1.50%, 6/02/10	5,250	5,273,963
City of Mason Ohio, GO, BAN, Golf Course Acquisition, 1.50%, 3/11/10	1,150	1,155,954
City of Mason Ohio, GO, BAN, Real Estate, 1.50%, 6/30/10	2,650	2,665,714
City of Mentor Ohio, GO, BAN, Various Purpose, 2.75%, 8/06/09	1,860	1,861,758
City of North Olmsted Ohio, GO, BAN, Capital Improvement &
Equipment, 2.00%, 4/01/10	1,110	1,112,876
City of Oregon Ohio, GO, BAN, Various Purpose, 2.50%, 9/09/09	650	649,391
City of Painesville Ohio, GO, BAN, Street Improvement, 2.35%, 8/13/09	1,650	1,650,780
City of Painesville Ohio, GO, BAN, Various Purpose, Series 2,
4.40%, 11/05/09	660	663,145
City of Pepper Pike Ohio, GO, BAN, Special Assessment, Sewer System,
1.50%, 10/14/09	1,158	1,159,674
City of Pickerington Ohio, GO, BAN, Various Purpose, 2.00%, 2/04/10	5,939	5,967,151
City of Seven Hills Ohio, GO, BAN, Recreation Center Improvement,
2.30%, 8/19/09	2,020	2,021,085
City of Sharonville Ohio, GO, BAN, Various Purpose, 2.75%, 7/24/09	960	960,401
City of Sharonville Ohio, GO, BAN, Various Purpose, 2.00%, 1/20/10	1,950	1,955,366
City of South Euclid Ohio, GO, BAN, Series B, 2.50%, 1/25/10	1,400	1,411,905
City of Vermilion Ohio, GO, BAN, 2.50%, 7/23/09	2,746	2,747,025
City of Wapakoneta Ohio, GO, BAN, 3.00%, 12/03/09	400	400,665
City of Wyoming Ohio, GO, BAN, Various Purpose, 2.25%, 9/03/09	550	550,384
Columbus City School District, GO, PUTTERS, Series 1488, (FSA), VRDN,
0.55%, 7/07/09 (a)(b)	2,430	2,430,000

2

CMA Ohio Municipal Money Fund of CMA Multi-State
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Columbus Regional Airport Authority, RB, VRDN, Refunding, Housing,
West Bay Apartments Project, AMT, 0.63%, 7/07/09 (a)	$ 8,380	$ 8,380,000
County of Allen Ohio, RB, VRDN, Catholic Healthcare, Series A,
0.25%, 7/01/09 (a)	20,000	20,000,000
County of Allen Ohio, RB, VRDN, Catholic Healthcare, Series B,
0.20%, 7/01/09 (a)	1,200	1,200,000
County of Butler Ohio, GO, BAN, 4.25%, 8/06/09	600	600,443
County of Butler Ohio, RB, VRDN, Improvement, LifeSphere,
0.30%, 7/07/09 (a)	5,975	5,975,000
County of Cuyahoga Ohio, RB, VRDN, Cleveland Botanical Garden
Project, VRDN, 1.15%, 7/07/09 (a)	3,000	3,000,000
County of Cuyahoga Ohio, RB, VRDN, Cleveland Clinic, Sub-Series B-3,
0.20%, 7/01/09 (a)	2,200	2,200,000
County of Cuyahoga Ohio, RB, VRDN, Cleveland Hearing & Speech,
2.55%, 7/07/09 (a)	3,280	3,280,000
County of Cuyahoga Ohio, RB, VRDN, Franciscan Community, Series E,
0.30%, 7/07/09 (a)	150	150,000
County of Cuyahoga Ohio, RB, VRDN, Housing, Saint Vitus Village
Apartments Project, 3.45%, 7/07/09 (a)	1,000	1,000,000
County of Cuyahoga Ohio, RB, VRDN, Multi-Mode, Fairfax Development
Corp., 3.15%, 7/07/09 (a)	3,835	3,835,000
County of Cuyahoga Ohio, RB, VRDN, Multi-Mode, Refunding, Parma
Care, AMT, 3.60%, 7/07/09 (a)	880	880,000
County of Defiance Ohio, GO, BAN, Various Purpose, 2.50%, 7/23/09	1,040	1,040,347
County of Franklin Ohio, RB, VRDN, Refunding, Nationwide Hospital,
Series F, 0.30%, 7/07/09 (a)	6,940	6,940,000
County of Franklin Ohio, RB, VRDN, Refunding, Nationwide Hospital,
Series G, 0.25%, 7/07/09 (a)	10,000	10,000,000
County of Franklin Ohio, RB, VRDN, Senior, Saint George Commons
Apartments, (FNMA), AMT, 0.44%, 7/07/09 (a)	2,385	2,385,000
County of Fulton Ohio, RB, VRDN, Fulton County Health Center,
0.30%, 7/07/09 (a)	1,000	1,000,000
County of Greene Ohio, RB, FC Limited, AFC Stamping, AMT, VRDN,
3.65%, 7/07/09 (a)	55	55,000
County of Hamilton Ohio, RB, VRDN, Children's Hospital Medical Center,
0.32%, 7/07/09 (a)	5,000	5,000,000
County of Lake Ohio, GO, BAN, Service Building Acquisition,
2.00%, 4/08/10	700	702,663
County of Licking Ohio, GO, BAN, Various Purpose, 2.50%, 9/01/09	1,200	1,201,219
County of Mahoning Ohio, RB, VRDN, Industrial Waste Control Project,
AMT, 3.65%, 7/07/09 (a)	1,255	1,255,000
County of Mahoning Ohio, RB, VRDN, M & J Development Limited
Project, AMT, 3.45%, 7/07/09 (a)	2,240	2,240,000
County of Marion Ohio BAN, Menard Capital Improvement,
3.88%, 10/21/09	490	490,917
County of Medina Ohio, RB, VRDN, Partners in Plastics Project, AMT,
3.65%, 7/07/09 (a)	415	415,000

3

CMA Ohio Municipal Money Fund of CMA Multi-State
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
County of Montgomery Ohio, RB, VRDN, Citywide Development Corp.
Project, AMT, 1.80%, 7/07/09 (a)	$ 950	$ 950,000
County of Muskingum Ohio, GO, BAN, Various Purpose Improvement,
2.38%, 9/24/09	800	800,784
County of Portage Ohio John E. Susong Project, Series B, VRDN,
3.65%, 7/01/09 (a)	530	530,000
County of Portage Ohio, RB, Refunding, John E Susong Project, Series A,
AMT, VRDN, 3.65%, 7/07/09 (a)	310	310,000
County of Seneca Ohio, GO, BAN, Capital Improvement, 4.00%, 11/12/09	460	460,821
County of Stark Ohio, GO, BAN, Sewer District, 2008-1, 2.65%, 9/10/09	2,000	2,000,000
County of Stark Ohio, GO, BAN, Sewer District, 2008-2, 2.40%, 9/10/09	1,285	1,286,118
County of Summit Ohio, RB, VRDN, KB Compost Services Inc. Project,
AMT, 3.65%, 7/07/09 (a)	900	900,000
County of Summit Ohio, RB, VRDN, Waldonia Investment Project, AMT,
3.65%, 7/07/09 (a)	180	180,000
County of Trumbull Ohio, RB, VRDN, Multi-Mode, McDonald Steel, AMT,
3.35%, 7/07/09 (a)	4,515	4,515,000
County of Trumbull Ohio, RB, VRDN, Refunding, Ellwood Engineered,
AMT, 3.35%, 7/07/09 (a)	3,500	3,500,000
County of Trumbull Ohio, RB, VRDN, Refunding, Sheperd, Remarketed,
RADIAN, 0.35%, 7/07/09 (a)	14,500	14,500,000
Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic
Charities Facilities), VRDN, 1.35%, 7/07/09 (a)	1,615	1,615,000
Delaware County Port Authority, RB, VRDN, Columbus Zoological Park,
0.29%, 7/07/09 (a)	4,000	4,000,000
Huber Heights City School District, GO, BAN, School Improvement,
2.00%, 8/18/09	2,200	2,202,513
Kent State University Revenues, RB, VRDN, General Receipts,
0.18%, 7/01/09 (a)	3,400	3,400,000
Lancaster Port Authority, RB, VRDN, 0.27%, 7/07/09 (a)	11,160	11,160,000
Lorain County Port Authority, RB, VRDN, Saint Ignatius High School
Project, 0.31%, 7/07/09 (a)	1,630	1,630,000
Mason, Ohio, Real Estate, GO, BAN, 2.75%, 7/01/09	3,100	3,100,071
Ohio Air Quality Development Authority, RB, Refunding, Cincinnati Gas &
Electric, Series A, VRDN, 1.00%, 7/07/09 (a)	2,100	2,100,000
Ohio Air Quality Development Authority, RB, Refunding, Cincinnati Gas &
Electric, Series B, VRDN, 1.02%, 7/07/09 (a)	2,100	2,100,000
Ohio Air Quality Development Authority, RB, VRDN, Refunding,
Collateral, Dayton Power & Light, Series A, AMT, 0.35%, 7/07/09 (a)	600	600,000
Ohio Air Quality Development Authority, RB, VRDN, Refunding,
Collateral, Dayton Power & Light, Series B, AMT, 0.40%, 7/07/09 (a)	8,300	8,300,000
Ohio Air Quality Development Authority, RB, VRDN, Refunding,
FirstEnergy, Series A, AMT, 0.32%, 7/07/09 (a)	9,550	9,550,000
Ohio HFA, Ohio, RB, MERLOTS, Series A02, (GNMA), AMT, VRDN,
0.36%, 7/07/09 (a)(b)	2,815	2,815,000

4

CMA Ohio Municipal Money Fund of CMA Multi-State
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Ohio HFA, Ohio, RB, ROCS, Series II R-11575, (GNMA), VRDN, 0.35%,
7/07/09 (a)(b)	$ 6,500	$ 6,500,000
Ohio HFA, Ohio, RB, VRDN, Mortgage Backed Securities Program, Series
B, (GNMA), AMT, 0.40%, 7/07/09 (a)	25,000	25,000,000
Ohio HFA, Ohio, RB, VRDN, Mortgage Backed Securities Program, Series I,
AMT, 0.28%, 7/07/09 (a)	7,400	7,400,000
Ohio HFA, Ohio, RB, VRDN, Mortgage Backed Securities Program, Series
J, (GNMA), AMT, 0.37%, 7/07/09 (a)	15,000	15,000,000
Ohio HFA, Ohio, RB, VRDN, Residential, Series B-3, AMT,
0.40%, 7/07/09 (a)	2,085	2,085,000
Ohio HFA, Ohio, RB, VRDN, Series H, (GNMA), AMT, 0.41%, 7/07/09 (a)	3,700	3,700,000
Ohio State Higher Educational Facility Commission, RB, Eagle, Series
2007-0041, Class A, (BHAC), VRDN, 0.45%, 7/07/09 (a)(b)	2,100	2,100,000
Ohio State Higher Educational Facility Commission, RB, VRDN, Hospital,
Cleveland Clinic, Series B-2, 0.20%, 7/01/09 (a)	2,400	2,400,000
Ohio State Higher Educational Facility Commission, RB, VRDN, Hospital,
University Hospitals Health System, C, 0.20%, 7/07/09 (a)	600	600,000
Ohio State Water Development Authority, RB, VRDN, Refunding,
FirstEnergy Project, Series A, AMT, 0.32%, 7/07/09 (a)	4,000	4,000,000
Ohio State Water Development Authority, Revenue Notes, BAN,
4.00%, 10/01/09	2,350	2,359,689
Port of Greater Cincinnati Development Authority, RB, VRDN, Sycamore
Township Kenwood, Series A, 0.28%, 7/07/09 (a)	3,000	3,000,000
Rickenbacher Port Authority, RB, ROCS, VRDN, Series II, R-591Ce,
0.55%, 7/07/09 (a)(b)	11,320	11,320,000
State of Ohio, GO, VRDN, Common Schools, Series B, 0.17%, 7/07/09 (a)	2,000	2,000,000
State of Ohio, RB, VRDN, Ashland University Project, 1.15%, 7/07/09 (a)	14,200	14,200,000
State of Ohio, RB, VRDN, Case Western Reserve, Series A,
0.50%, 7/07/09 (a)	6,650	6,650,000
State of Ohio, RB, VRDN, Ohio Dominican University Project,
0.28%, 7/07/09 (a)	4,000	4,000,000
State of Ohio, RB, VRDN, University Forest Products Project, AMT, 0.62%,
7/07/09 (a)	2,700	2,700,000
Summit County Port Authority, RB, VRDN, KB Compost Services Inc.,
AMT, 3.45%, 7/07/09 (a)	3,500	3,500,000
Township of Deerfield Ohio, GO, BAN, Park & Land, 2.15%, 11/17/09	2,100	2,100,000
Township of Sylvania Ohio, GO, BAN, Various Purpose Improvement,
1.25%, 3/26/10	700	702,920
University of Akron, RB, VRDN, Refunding, Series C-2, (AGC),
0.75%, 7/07/09 (a)	19,000	19,000,000
Upper Valley Career Center Joint Vocational School District, GO, BAN,
3.75%, 11/24/09	470	471,934

5

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Village of Bay Ohio, GO, BAN, Police Station, 2.50%, 7/18/09	$ 1,700	$ 1,700,493
Village of Valley View Ohio, RB, Multi-Mode, Refunding & Improvement,
Sweet Valley, VRDN, 3.65%, 7/07/09 (a)	340	340,000
Wadsworth, Ohio, City School District, GO, BAN, 2.13%, 7/01/09	500	500,012
Total Investments (Cost - $414,634,008*) - 100.6%		414,634,008
Liabilities in Excess of Other Assets - (0.6)%		(2,519,199)
Net Assets - 100.0%	$ 412,114,812

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

6

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal

Schedule of Investments June 30, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2 **	$ 414,634,008
Level 3	-
Total	$ 414,634,008

** See above Schedule of Investments for values in each state.

7

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Pennsylvania - 94.0%	Allegheny County Hospital Development Authority, RB, ACES,
	Presbyterian University Hospital, VRDN, Series B-1, 0.25%, 7/07/09 (a)	$ 12,025	$ 12,025,000
	Allegheny County Hospital Development Authority, RB, ACES,
	Presbyterian University Hospital, VRDN, Series B-2, 0.25%, 7/07/09 (a)	2,450	2,450,000
	Allegheny County Hospital Development Authority, RB, ACES,
	Presbyterian University Hospital, VRDN, Series B-3, 0.25%, 7/07/09 (a)	2,245	2,245,000
Beaver County IDA, RB, VRDN, FirstEnergy Nuclear, Series B, Remarketed,
	0.32%, 7/07/09 (a)	3,000	3,000,000
	Butler County Hospital Authority, RB, VRDN, Butler Health System
	Project, Series A, 0.24%, 7/07/09 (a)	1,300	1,300,000
Butler County IDA, Pennsylvania, RB, VRDN, Concordia Lutheran, Series A,
	0.30%, 7/07/09 (a)	5,860	5,860,000
	Carbondale IDA, Pennsylvania, RB, VRDN, JM Wells Co. LP Project, AMT,
	3.65%, 7/07/09 (a)	1,080	1,080,000
	Chester County IDA, RB, VRDN, Hankin Group, Series A, AMT,
	0.62%, 7/07/09 (a)	2,025	2,025,000
Chester County IDA, RB, VRDN, West Vincent Association, Series B, AMT,
	0.62%, 7/07/09 (a)	2,205	2,205,000
	City of Philadelphia Pennsylvania, Deutsche Bank SPEARs/LIFERs Trust,
	RB, SPEARs, Series DB-495, AMT, VRDN, 0.28%, 7/07/09 (a)(b)	2,850	2,850,000
	City of Philadelphia Pennsylvania, RB, VRDN, Fifth Series A-2,
	0.25%, 7/07/09 (a)	7,400	7,400,000
	Commonwealth of Pennsylvania, GO, FLOATS, VRDN, Series 2720,
	0.30%, 7/07/09 (a)(b)	5,000	5,000,000
	Commonwealth of Pennsylvania, GO, ROCS, VRDN, Series II, R-11056,
	0.35%, 7/07/09 (a)(b)(c)	1,700	1,700,000
	Commonwealth of Pennsylvania, GO, Second Series, 5.00%, 9/15/09	2,050	2,064,615
County of Allegheny, Pennsylvania, RBC Municipal Products Inc Trust, RB,
	FLOATS, VRDN, Series C-5, 0.40%, 7/07/09 (a)(b)	7,000	7,000,000
County of Allegheny, Pennsylvania, RBC Municipal Products Inc Trust, RB,
	FLOATS, VRDN, Series E-11, 0.40%, 7/07/09 (a)(b)	4,600	4,600,000
	County of Berks, Pennsylvania, RBC Municipal Products Inc Trust, RB,
	FLOATS, VRDN, Series C-13, 0.40%, 7/07/09 (a)(b)	4,600	4,600,000
	Cumberland County Municipal Authority, RB, VRDN, Refunding, Asbury
	Obligated Group, 0.30%, 7/07/09 (a)	9,875	9,875,000
Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

ACESsm	Adjustable Convertible Extendible Securities	LIFERS	Long Inverse Floating Exempt Receipts
AGC	Assured Guaranty Corp.	PUTTERS	Puttable Tax-Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
BAN	Bond Anticipation Notes	ROCS	Reset Option Certificates
DRIVERS Derivative Inverse Tax-Exempt Receipts		S/F	Single Family
FLOATS	Floating Rate Securities	SPEARS	Short Puttable Exempt Adjustable Receipts
GO	General Obligation Bonds	TECP	Tax-Exempt Commercial Paper
HFA	Housing Finance Agency	TRAN	Tax Revenue Anticipation Notes
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
IDRB	Industrial Development Revenue Bonds

1

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Delaware River Joint Toll Bridge Commission, RB, VRDN, Series B-2,
0.75%, 7/07/09 (a)	$ 17,000	$ 17,000,000
Delaware Valley Regional Financial Authority, RB, FLOATS, VRDN, Series
2933, 0.45%, 7/07/09 (a)(b)(c)	16,920	16,920,000
Emmaus General Authority, RB, VRDN, 89F, Sub-Series F24, Remarketed,
0.30%, 7/07/09 (a)	3,000	3,000,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series
A, Remarketed, 0.27%, 7/07/09 (a)	46,500	46,500,000
Erie County Housing Authority, RB, VRDN, Saint Mary's Home Erie Project,
Series A, 0.35%, 7/07/09 (a)	8,800	8,800,000
Geisinger Authority, RB, VRDN, Geisinger Health System, Series A,
0.20%, 7/01/09 (a)	1,300	1,300,000
Hampden IDA, RB, VRDN, Series A, Pipe Project, AMT, 0.62%,
7/07/09 (a)	2,035	2,035,000
Haverford Township School District, GO, VRDN, 0.29%, 7/07/09 (a)	1,700	1,700,000
Jackson IDA, RB, VRDN, Industrial Development, V & S Lebanon Project,
AMT, 1.40%, 7/07/09 (a)	1,980	1,980,000
Lancaster County Hospital Authority, RB, Health System, Lancaster
General Hospital, VRDN, 0.36%, 7/01/09 (a)	800	800,000
Lancaster County Hospital Authority, RB, VRDN, Masonic Hones Project,
Series A, 0.30%, 7/01/09 (a)	1,500	1,500,000
Lower Merion School District, GO, VRDN, Capital Project, Series A,
0.25%, 7/07/09 (a)	2,400	2,400,000
Montgomery County IDA, Pennsylvania, RB, VRDN, Edmund Optical
Manufacturing LLC Project, AMT, 0.62%, 7/07/09 (a)	1,760	1,760,000
Montgomery County IDA, Pennsylvania, RB, VRDN, Girl Scouts
Southeastern Pennsylvania, 0.30%, 7/07/09 (a)	1,880	1,880,000
Montgomery County IDA, Pennsylvania, RB, VRDN, Independent Support
System Project, 0.52%, 7/07/09 (a)	410	410,000
Montgomery County IDA, Pennsylvania, RB, VRDN, Valley Forge Baptist,
0.52%, 7/07/09 (a)	1,785	1,785,000
Montgomery County IDA, Pennsylvania VRDN, Fixed, Big Little Association
Project, Series A, 0.62%, 7/01/09 (a)	1,090	1,090,000
Northampton County General Purpose Authority, RB, VRDN, Lafayette
College Project, 0.20%, 7/07/09 (a)	200	200,000
Northampton County IDA, RB, VRDN, D G Properties Inc. Project, AMT,
0.62%, 7/07/09 (a)	2,705	2,705,000
Northampton County IDA, RB, VRDN, Industrial Development, Libra
Partners, AMT, 0.62%, 7/07/09 (a)	4,805	4,805,000
Northampton County IDA, RB, VRDN, Nicos Polymers & Grinding, AMT,
0.62%, 7/07/09 (a)	1,645	1,645,000
Northampton County IDA, RB, VRDN, Reale Association Project, AMT,
0.57%, 7/07/09 (a)	795	795,000
Pennsylvania Economic Development Financing Authority, RB, Homewood
Retirement, VRDN, Series E, 0.41%, 7/07/09 (a)	1,650	1,650,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Bank
of America, Series V, AMT, 1.05%, 7/07/09 (a)(b)	8,300	8,300,000
Pennsylvania Economic Development Financing Authority, RB, VRDN,
Evergreen Community Power Facilities, AMT, 0.50%, 7/07/09 (a)	14,400	14,400,000
Pennsylvania Economic Development Financing Authority, RB, VRDN,
Merck & Co. Inc. West Point Project, AMT, 0.40%, 7/07/09 (a)	21,100	21,100,000

2

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Pennsylvania Economic Development Financing Authority, RB, VRDN, NHS-
AVS LLC, 0.33%, 7/01/09 (a)	$ 31,100	$ 31,100,000
Pennsylvania Economic Development Financing Authority, RB, VRDN,
Penn Waste Inc. Project, AMT, 0.45%, 7/07/09 (a)	4,500	4,500,000
Pennsylvania Economic Development Financing Authority, RB, VRDN,
Refunding, PPL Energy Supply, Series C, 0.30%, 7/07/09 (a)	5,000	5,000,000
Pennsylvania Economic Development Financing Authority, RB, VRDN,
Series C-1, AMT, 0.62%, 7/07/09 (a)	1,000	1,000,000
Pennsylvania Economic Development Financing Authority, RB, VRDN,
Westrum Harleysville II Project, AMT, 0.57%, 7/07/09 (a)	3,000	3,000,000
Pennsylvania HFA, RB, VRDN, Refunding, Rental Housing, Series B,
0.35%, 7/07/09 (a)	2,765	2,765,000
Pennsylvania HFA, RB, VRDN, Refunding, Rental Housing, Series C,
0.35%, 7/07/09 (a)	1,425	1,425,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage Revenue, Series 85B, AMT,
0.45%, 7/07/09 (a)	2,530	2,530,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage Revenue, Series 85C, AMT,
0.45%, 7/07/09 (a)	4,000	4,000,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage, Series 83B, AMT,
0.45%, 7/07/09 (a)	6,065	6,065,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage, Series 83C, AMT,
0.45%, 7/07/09 (a)	7,750	7,750,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage, Series 84C, AMT,
0.75%, 7/07/09 (a)	4,045	4,045,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage, Series 84D, AMT,
0.75%, 7/07/09 (a)	4,500	4,500,000
Pennsylvania HFA, RB, VRDN, Series 99C, AMT, 0.75%, 7/07/09 (a)	7,500	7,500,000
Pennsylvania Higher Educational Facilities Authority, RB, VRDN, Gwynedd
Mercy College, P1, RADIAN, 0.25%, 7/07/09 (a)	1,000	1,000,000
Pennsylvania Higher Educational Facilities Authority, RB, VRDN, Holy
Family University Project, 0.29%, 7/07/09 (a)	1,500	1,500,000
Pennsylvania, JPMorgan Chase, DRIVERS Trust, RB, PUTTERS, VRDN,
Series 3297, AMT, 0.46%, 7/07/09 (a)(b)(c)	1,000	1,000,000
Pennsylvania State, Clipper Tax-Exempt Certificate Trust, RB, 2007-30
Partner Pennsylvania 144A, VRDN, 0.45%, 7/07/09 (a)(b)(c)	7,300	7,300,000
Pennsylvania State, JPMorgan Chase, DRIVERS Trust, GO, PUTTERS, VRDN,
Series 3250, 0.26%, 7/07/09 (a)(b)	800	800,000
Pennsylvania State University, RB, PUTTERS, VRDN, Series 1971,
0.26%, 7/07/09 (a)	4,330	4,330,000
Pennsylvania Turnpike Commission, RB, Refunding, Multi, Modal, VRDN,
Series A-3, 0.25%, 7/07/09 (a)	30,910	30,910,000
Pennsylvania Turnpike Commission, RB, VRDN, Series B,
1.30%, 7/07/09 (a)	800	800,000
Philadelphia Authority for IDRB, VRDN, Chemical Heritage Foundation
Project, 0.32%, 7/07/09 (a)	4,700	4,700,000
Philadelphia Authority for IDRB, VRDN, Chestnut Hill Academy, 0.47%,
7/07/09 (a)	3,500	3,500,000
Philadelphia Authority for IDRB, VRDN, Chestnut Hill College, Series A,
0.32%, 7/07/09 (a)	4,000	4,000,000
Philadelphia Authority for IDRB, VRDN, Comhar Inc. Project, 0.47%,
7/07/09 (a)	3,770	3,770,000

3

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Philadelphia Authority for IDRB, VRDN, Fixed, Henry H Ottens
	Manufacturing Project, AMT, 0.62%, 7/01/09 (a)	$ 815	$ 815,000
	Philadelphia Authority for IDRB, VRDN, Girard Estate Aramark Project,
	0.30%, 7/07/09 (a)	6,400	6,400,000
	Philadelphia Authority for IDRB, VRDN, Interim House West Project,
	0.52%, 7/07/09 (a)	1,015	1,015,000
	Philadelphia Authority for Industrial Development, VRDN, Lannett Co.
	Inc. Project, 0.62%, 7/01/09 (a)	555	555,000
	Philadelphia Hospitals & Higher Education Facilities Authority, RB,
	Children's Hospital Philadelphia, VRDN, Series A, 0.20%, 7/01/09 (a)	25	25,000
	Philadelphia, Pennsylvania School District, BB&T Municipal Trust, GO,
	FLOATS, VRDN, Series 2004, 0.20%, 7/07/09 (a)(b)	8,800	8,800,000
	Philadelphia School District, GO, VRDN, Refunding, Series C, AGC,
	0.16%, 7/07/09 (a)	2,500	2,500,000
	Pittsburgh School District, GO, BAN, 3.50%, 11/02/09	4,250	4,271,410
	Ridley School District, GO, Weekly, VRDN, 0.29%, 7/07/09 (a)	3,000	3,000,000
	Saint Mary Hospital Authority, Pennsylvania, RB, VRDN, Catholic Health,
	Series C, 0.22%, 7/07/09 (a)	15,150	15,150,000
University of Pittsburgh, Pennsylvania, RB, Refunding, University Capital
	Project, VRDN, Series B, 0.29%, 7/07/09 (a)	3,840	3,840,000
University of Pittsburgh, Pennsylvania, RB, Refunding, University Capital
	Project, VRDN, Series B, 0.29%, 7/07/09 (a)	1,300	1,300,000
	Upper Merion General Authority, Pennsylvania, RB, VRDN, Guaranteed,
	0.27%, 7/07/09 (a)	500	500,000
	Upper Merion Municipal Utility Authority, Pennsylvania, RB, VRDN,
	Guaranteed, 0.27%, 7/07/09 (a)	600	600,000
	Venango, Pennsylvania, IDA, TECP, 2.50%, 7/01/09	11,454	11,454,000
	Venango, Pennsylvania, IDA, TECP, 2.50%, 7/06/09	5,000	5,000,000
	Venango, Pennsylvania, IDA, TECP, 2.50%, 7/07/09	6,000	6,000,000
	Washington County Authority, RB, VRDN, Refunding, University
	Pennsylvania, 0.17%, 7/07/09 (a)	1,600	1,600,000
	York County IDA, Pennsylvania, RB, VRDN, 495 Leasing Project, AMT,
	0.62%, 7/07/09 (a)	1,370	1,370,000
			466,725,025
Puerto Rico - 1.6%	Commonwealth of Puerto Rico, Revenue Notes, TRAN, Series A3,
	3.00%, 7/30/09	8,000	8,008,819
	Total Investments (Cost - $474,733,845*) - 95.6%		474,733,844
	Other Assets Less Liabilities - 4.4%		21,907,685
	Net Assets - 100.0%		$ 496,641,529

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

4

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2 **	$ 474,733,844
Level 3	-
Total	$ 474,733,844

** See above Schedule of Investments for values in each state.

5

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 21, 2009